 ----------------------

                DEAR ANCHOR PATHWAY INVESTOR:

                  We are pleased to report results for fiscal 1995 -- the 12 months ended November 30, 1995 -- for the seven series in the Anchor Pathway Fund, which serves as the underlying investment vehicle for the American Pathway II Variable Annuity. The following commentary on the economy in general and the investment activities of each of the series have been provided by Capital Research and Management Company (CRMC), the investment adviser to the Anchor Pathway Fund.

                  The latest fiscal year saw a remarkable turnaround in the U.S.
                financial markets. An unusual alignment of economic influences -- moderate but steady economic growth, a mild inflationary environment, declining interest rates, and rising corporate profits buoyed investor confidence and spurred major advances in both stock and bond prices. The Dow Jones Industrial Average continued its unprecedented climb, surging past the 5000 mark just nine months after reaching 4000 in February 1995. Bond markets rallied as well, reversing their pattern from a year earlier. Through it all, the Anchor Pathway Fund benefited from the market's largesse. The value of each series appreciated in fiscal 1995, most of them substantially. These gains, along with positive cash flows into all of the series, significantly increased the assets of the fund.

                  The year's results stand in marked contrast to those of fiscal
                1994. As CRMC noted in last year's annual report, the Federal Reserve was in the process of raising the federal funds rate (the rate that banks charge each other for overnight loans). Ultimately, the rate would increase from 3% to 6% in seven steps over a 13-month period. This attempt to temper economic growth and keep inflation low had its desired effect -- the U.S. economy continued to grow, but at a modest pace. The economy's perceived "soft landing" contributed significantly to the strength of U.S. financial markets in 1995.

                  Washington pitched in with good news as well. Investor
                confidence grew under the assumption that the new Republican Congress would continue to slow the growth of federal spending, and that a reduction in the capital gains tax rate could be expected. As a cautionary note, CRMC believes that should the budget impasse continue, securities markets could be affected negatively.

                  THE GROWTH SERIES posted a 37.9% gain for the 12 months ended
                November 30, 1995. Many U.S. corporations posted record earnings over the period, due in part to productivity gains, technological advances and a wave of restructurings across a number of industries. At the same time, declining interest rates lowered borrowing costs for businesses, encouraging them to expand. Electronic technology was one of the strongest market sectors over the period; it was also the series' largest area of concentration. Among the series' top gainers were Adobe Systems, a developer of desktop publishing products; LSI Logic, a leading manufacturer of integrated circuits; and semiconductor giant Intel. Media businesses were strongly represented among the series' largest holdings, as well, with many of these companies benefiting from merger activity. At the other end of the spectrum, sluggish consumer spending caused several of the series' specialty retailer holdings to suffer. Given the strength of the technology sector, CRMC reduced some holdings in that area during the last half of the year. This raised the series' cash position slightly, which gives the adviser ample buying reserve should the market experience a correction.

                  THE INTERNATIONAL SERIES posted a gain of 11.2% for fiscal
                1995. U.S. financial markets found themselves a step ahead of their non-U.S. counterparts, many of which were grappling with the same economic uncertainties experienced here a year ago. Measured in dollars, every major international market but Switzerland lagged the United States. Stock prices in Europe, the series' largest geographic concentration, were lackluster for a variety of reasons (including higher interest rates), as governments there attempted to keep inflation at bay. As always, CRMC's analysts focused on the long-term prospects of individual companies rather than the short-term movements of local markets. Several of the series' largest holdings were also among the greatest gainers: Orkla, a Norwegian marketer of consumer goods; British hotelier Forte; and ABN AMRO, the Netherlands' largest banking group. On balance, the series benefited from the strength in European currencies, while elsewhere in the world fluctuations in currency values had a relatively minor effect on returns. In Japan, the series' relatively small weighting offered some protection against a 2.9% decline in stock prices there, caused by a stubborn recession and a

                                                           ---------------------

 ----------------------

                burgeoning bank crisis. Despite a somewhat sluggish 12-month period, international markets have done very well over longer time periods, and CRMC believes that these markets will continue to offer investors attractive opportunities for growth.

                  THE GROWTH-INCOME SERIES increased 33.5% for the year ended
                November 30, 1995. Companies in interest-rate-sensitive industries rebounded sharply in 1995. The series benefited from large investments in the banking and insurance sectors, such as Allstate and Citicorp. The series also had large concentrations in health care, broadcasting and publishing, and telecommunications, and many of the companies in those areas appreciated considerably. With continuing cash flow in a robust stock market, the series' net assets increased 15% in the last 12 months. CRMC used the opportunity to add to many current holdings and purchase stocks of new companies, including several in the forest products and energy sectors. All told, CRMC has added 23 companies to the series portfolio of 194 stocks, and eliminated 20 since the last report issued six months ago. The series' invested position was slightly reduced at year end; it now holds 10% of its assets in cash and equivalents as a buying reserve.

                  THE ASSET ALLOCATION SERIES posted a gain of 31.0% for the year ended November 30, 1995. The series provides an opportunity to benefit from major market cycles, and this year it enjoyed virtually the best of all possible worlds. The series' asset mix on November 30 was 69% in equities, 22% in bonds and convertible debentures, and the remainder in cash equivalents. The equity portion of the fund, which is similar to a conservative growth and income fund, concentrated on typically stable industries such as health care, banking and energy, many of which experienced substantial increases in the last year. Financial services companies did particularly well -- in fact, several of the series' most profitable holdings were banks involved in recent merger activity, e.g. First Interstate Bancorp, BankAmerica and First Fidelity Bancorporation. On the fixed income side, declining longer-term interest rates boosted bond prices and contributed significantly to the series' investment results.

                  THE HIGH-YIELD BOND SERIES rose 19.0% as the rebound in debt markets helped most of the series' holdings recover. High-yield bonds occupy a unique position in the fixed-income universe, says the adviser. Many of these issuers are young growth companies that have not yet achieved a high level of financial strength or stability. Others are mature companies that, for one reason or another, do not meet investment-grade standards. As a result, they offer higher yields than companies with more solid balance sheets and higher cash flows. They are sensitive not only to interest-rate swings, but also to the rise and fall of a company's fortunes. In that regard, they share many characteristics with stocks, so it was no surprise to CRMC that the current strong stock market created attractive markets for high-yield bonds as well. The adviser's ongoing research effort has helped to uncover promising opportunities in those markets.

                  THE U.S. GOVERNMENT/AAA-RATED SECURITIES SERIES rose 16.0% for fiscal 1995. The decline of longer-term interest rates and a subsequent rise in bond prices meant that investors in the series ended the fiscal period with a measure of capital appreciation that enhanced their returns. Over the past 12 months, CRMC took several steps to take better advantage of the recent bond market rally. First, the adviser increased the series' U.S. Treasury holdings. These securities tend to do well in an environment of declining yields because, unlike corporate bonds or mortgage pass-through securities, they typically cannot be paid off early. Second, CRMC increased the series' exposure to the bond market by reducing the cash position in the latter half of the year. While the adviser believes that the current environment of moderate growth and low inflation should have positive consequences for fixed-income issues for some time, CRMC is monitoring developments as they arise. In the meantime, the series continues to find attractive investment opportunities among a variety of top-rated fixed-income obligations.

                  THE CASH MANAGEMENT SERIES had a 5.5% return for the 12-month period ended November 30, 1995. Short-term interest rates and money market yields continued to rise at the start of fiscal 1995. Since then, moderate economic growth, continued low inflation and a slowdown in consumer spending led the Federal Reserve to loosen its hold on short-term credit by cutting the federal funds rate by a quarter of a percentage point twice in the last six months -- once in July and again after the close of the fiscal period. The series maintains a high-quality orientation by investing only in money market instruments carrying the highest credit rating from Standard & Poor's and Moody's Investors Service, or those determined to be of comparable quality. The

                                                           ---------------------

 ----------------------

                series can be used as a suitable base from which regular investments can be made into other series.

                  As we approach the end of the first month in a new year, the economic prospects look bright. Of course, while years like the one just past are always welcome, investors would do well to remember that financial markets can -- and do -- move in both directions. Regardless of market conditions, CRMC remains committed to helping you achieve your long-term goals by striving to uncover promising investment opportunities as they arise. We look forward to reporting to you again at mid-year 1996.

                Sincerely,


                /s/ Eli Broad

                Eli Broad
                Chairman, President and Chief Executive Officer,
                Anchor National Life Insurance Company

                January 15, 1996

                -------------------------------

                Performance figures quoted are for the underlying fund (Anchor Pathway Fund); therefore, they are not net of the fees and charges associated with the American Pathway II Variable Annuity. Past performance is no guarantee of future results.

                Investments in stocks and bonds are subject to risks, including stock and bond price fluctuations. Investments outside the U.S. (especially those in developing countries) are subject to additional risks, including currency fluctuations, political and social instability, differing securities regulations and accounting standards, limited public information, possible changes in taxation and periods of illiquidity. High-yield bonds tend to be subject to greater price swings and default risks than higher-rated bonds and, of course, payment of interest and principal is not assured. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money-market instruments offer stability and income but, as with any investments, results are not guaranteed by the U.S. government or any other entity.

                                                           ---------------------

------------------------------------------------------------------------
ANNUAL REPORT - NOVEMBER 30, 1995

                -----------------------------------------------
                                     ANCHOR
                                    PATHWAY
                                      FUND

---------------------

    ANCHOR PATHWAY FUND
    GROWTH SERIES                      INVESTMENT PORTFOLIO -- NOVEMBER 30, 1995

                                                                                                                  VALUE
                    COMMON STOCK -- 85.7%                                                       SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    CAPITAL EQUIPMENT -- 24.7%
                    Data Processing & Reproduction -- 9.0%
                    Adobe Systems, Inc. ...............................................          247,500        $   16,737
                    Compuware Corp.+...................................................          220,000             4,510
                    Data General Corp.+................................................          100,000             1,213
                    Digital Equipment Corp.+...........................................           50,000             2,944
                    International Business Machines Corp. .............................           47,000             4,541
                    Mentor Graphics Corp.+.............................................          220,000             4,427
                    Oracle Systems Corp.+..............................................          135,000             6,126
                    Silicon Graphics, Inc.+............................................          620,000            22,630
                    Structural Dynamics Research Corp.+................................          150,000             3,056
                    Sybase, Inc.+......................................................          330,000            11,591
                    Tandem Computers, Inc.+............................................          250,000             3,125
                    Electronic Components -- 12.2%
                    Analog Devices, Inc.+..............................................          150,000             5,550
                    Ericsson (L.M.) Telephone Co., Class B ADR.........................          320,000             7,600
                    Intel Corp. .......................................................          477,600            29,074
                    LSI Logic Corp.+...................................................          580,000            24,287
                    National Semiconductor Corp.+......................................           50,000             1,069
                    Newbridge Networks Corp.+..........................................           50,000             2,131
                    Park Electrochemical Corp. ........................................          187,200             5,686
                    Rogers Corp.+......................................................          109,200             2,648
                    SCI Systems, Inc.+.................................................          415,000            13,903
                    Texas Instruments, Inc. ...........................................          295,600            17,108
                    Electronic Instruments -- 2.6%
                    Applied Materials, Inc.+...........................................          472,000            22,951
                    Energy Equipment -- 0.7%
                    Schlumberger Ltd. .................................................          105,000             6,668
                    Industrial Components -- 0.2%
                    Noble Affiliates, Inc. ............................................           75,500             2,048
                                                                                                              --------------
                                                                                                                   221,623
                                                                                                              --------------
                    CONSUMER GOODS -- 6.0%
                    Appliances & Household Durables -- 0.5%
                    Mohawk Industries, Inc.+...........................................          270,000             4,793
                    Beverages & Tobacco -- 1.3%
                    PepsiCo, Inc. .....................................................           80,000             4,420
                    Philip Morris Cos., Inc. ..........................................           80,000             7,020
                    Health & Personal Care -- 2.2%
                    Alpha Beta Technology, Inc.+.......................................           70,000               464
                    Bausch & Lomb, Inc. ...............................................           20,000               723
                    Forest Labs, Inc.+.................................................          121,000             5,142
                    Genetics Institute, Inc.+..........................................           80,000             3,510
                    Omnicare, Inc. ....................................................          160,000             6,040
                    Paragon Trade Brands, Inc.+........................................           19,500               407
                    Perrigo Co.+.......................................................           15,000               197
                    Pharmacia & Upjohn, Inc.+..........................................           58,000             2,081
                    Tambrands, Inc. ...................................................           20,000             1,042

                                                           ---------------------

                                                                                                                  VALUE
                    COMMON STOCK (continued)                                                    SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    CONSUMER GOODS (continued)
                    Recreation & Other Consumer Products -- 1.3%
                    Duracell International, Inc. ......................................           38,500        $    2,040
                    Hasbro, Inc. ......................................................           45,000             1,373
                    Mattel, Inc. ......................................................          296,247             8,295
                    Textiles & Apparel -- 0.7%
                    Fruit Of The Loom, Inc., Class A+..................................          210,000             4,068
                    Phillips-Van Heusen Corp. .........................................          210,000             2,179
                                                                                                              --------------
                                                                                                                    53,794
                                                                                                              --------------
                    ENERGY -- 0.7%
                    Energy Sources -- 0.7%
                    H S Resources, Inc.+...............................................           70,000               936
                    Murphy Oil Corp. ..................................................           80,000             3,150
                    Reading & Bates Corp.+.............................................          150,000             1,969
                                                                                                              --------------
                                                                                                                     6,055
                                                                                                              --------------
                    FINANCE -- 7.2%
                    Banking -- 2.9%
                    Banc One Corp. ....................................................          119,625             4,561
                    Charter One Financial, Inc. .......................................           70,000             2,240
                    Commerce Bancshares, Inc. .........................................          141,225             5,278
                    Huntington Bancshares, Inc. .......................................           72,000             1,755
                    Mercantile Bancorp.................................................          232,500            10,666
                    Northern Trust Corp. ..............................................           40,000             2,090
                    Financial Services -- 0.7%
                    Federal National Mortgage Association..............................           55,000             6,023
                    Insurance -- 3.6%
                    EXEL Ltd. .........................................................          145,000             9,044
                    NAC Reinsurance Corp. .............................................          120,000             3,960
                    NYMAGIC, Inc. .....................................................           70,000             1,164
                    Progressive Corp., Ohio............................................           75,000             3,338
                    TIG Holdings, Inc. ................................................          115,000             3,105
                    Transatlantic Holdings, Inc. ......................................          110,000             7,562
                    Trenwick Group, Inc. ..............................................           83,800             4,295
                                                                                                              --------------
                                                                                                                    65,081
                                                                                                              --------------
                    MATERIALS -- 2.5%
                    Chemicals -- 2.3%
                    Great Lakes Chemical Corp. ........................................           95,000             6,757
                    Loctite Corp. .....................................................          100,000             4,887
                    Lubrizol Corp. ....................................................           39,000             1,116
                    Valspar Corp. .....................................................          170,000             6,949
                    Forest Products & Paper -- 0.1%
                    Rayonier, Inc. ....................................................           30,000             1,148
                    Metals -- 0.1%
                    Nucor Corp. .......................................................           25,000             1,247
                                                                                                              --------------
                                                                                                                    22,104
                                                                                                              --------------
                    SERVICES -- 41.7%
                    Broadcasting & Publishing -- 15.0%
                    Adelphia Communications Corp.+ ....................................          205,000             1,538
                    BHC Communications, Inc., Class A+ ................................           75,821             6,833
                    Cablevision Systems Corp., Class A+ ...............................          100,000             5,550
                    Capital Cities/ABC, Inc. ..........................................          123,000            15,206
                    Comcast Corp., Class A Special+ ...................................          207,500             4,098
                    Gaylord Entertainment Co., Class A.................................          225,000             5,681

                                                           ---------------------

                                                                                                                  VALUE
                    COMMON STOCK (continued)                                                    SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    SERVICES (continued)
                    Broadcasting & Publishing (continued)
                    Lin Television Corp. ..............................................          126,950        $    3,650
                    New York Times Co. ................................................          100,000             2,950
                    News Corp., Ltd. ADR...............................................          800,000            16,800
                    Tele-Communications Liberty Media Group+...........................          174,681             4,891
                    Tele-Communications TCI Group+.....................................          625,525            11,572
                    Time Warner, Inc. .................................................          485,000            19,400
                    Turner Broadcasting Systems, Inc., Class B.........................          715,000            20,020
                    Viacom, Inc., Class B+.............................................          334,200            16,125
                    Business & Public Services -- 13.8%
                    ADT Ltd.+..........................................................          400,000             5,600
                    Air & Water Technologies Corp., Class A+...........................          165,000               908
                    America Online, Inc.+..............................................          194,600             7,954
                    Apria Healthcare Group Inc.+.......................................          100,000             3,025
                    Avery Dennison Corp. ..............................................           90,000             4,286
                    BHA Group, Inc., Class A...........................................          110,000             1,540
                    Columbia Healthcare Corp. .........................................           88,750             4,582
                    CUC International, Inc.+...........................................          330,000            12,540
                    Ecolab, Inc. ......................................................          100,000             2,875
                    Federal Express Corp.+.............................................          175,000            13,081
                    FHP International Corp.+...........................................          385,000            11,165
                    General Motors Corp., Class E......................................          175,000             8,838
                    H & R Block, Inc. .................................................           40,000             1,780
                    Oxford Health Plans, Inc.+.........................................           87,000             6,525
                    Pacificare Health Systems, Inc., Class B+..........................           35,000             3,036
                    Pitney Bowes, Inc. ................................................           65,000             2,909
                    U.S. HealthCare, Inc. .............................................           40,000             1,820
                    United Healthcare Corp. ...........................................          255,000            16,033
                    Value Health, Inc.+ ...............................................          120,000             3,015
                    WMX Technologies, Inc. ............................................          430,000            12,685
                    Leisure & Tourism -- 5.6%
                    Carnival Corp., Class A ADR........................................           25,000               650
                    Circus Circus Enterprises, Inc.+...................................          120,000             3,330
                    Disney (Walt) Co. .................................................          390,000            23,449
                    Harrah's Entertainment, Inc. ......................................          195,000             4,851
                    Host Marriott Corp.+...............................................          280,000             3,605
                    Luby's Cafeterias, Inc. ...........................................          100,000             2,200
                    Marriott International, Inc. ......................................          230,000             8,567
                    Mirage Resorts, Inc.+..............................................          100,000             3,387
                    Promus Hotel Corp.+................................................           28,700               635
                    Merchandising -- 2.6%
                    Barnes & Noble, Inc.+..............................................          180,900             6,648
                    Circuit City Stores, Inc. .........................................           20,000               580
                    Gap, Inc. .........................................................           20,000               905
                    Home Shopping Network, Inc.+.......................................          260,000             2,437
                    Michaels Stores, Inc.+.............................................           60,000               990
                    Spiegel, Inc., Class A.............................................          366,600             3,299
                    Staples, Inc.+.....................................................           75,000             1,913
                    Toys R Us, Inc.+...................................................           70,000             1,628
                    Wal-Mart Stores, Inc. .............................................          200,000             4,800

                                                           ---------------------

                                                                                                                  VALUE
                    COMMON STOCK (continued)                                                    SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    SERVICES (continued)
                    Telecommunications -- 2.9%
                    AirTouch Communications, Inc.+.....................................          175,000        $    5,097
                    Associated Group, Inc., Class A....................................           25,000               450
                    Associated Group, Inc., Class B....................................           25,000               450
                    Cellular Communications Puerto Rico, Inc.+.........................           25,000               669
                    MCI Communications Corp. ..........................................          385,000            10,299
                    United States Cellular Corp.+......................................           52,000             1,820
                    Vanguard Cellular Systems, Inc.+...................................          316,000             7,149
                    Transportation: Airlines -- 1.8%
                    AMR Corp.+.........................................................           70,000             5,364
                    Delta Air Lines, Inc. .............................................           10,000               776
                    Southwest Airlines Co. ............................................          395,000             9,875
                    Transportation: Rail & Road -- 0.0%
                    Southern Pacific Rail Corp. .......................................           15,573               372
                                                                                                              --------------
                                                                                                                   374,706
                                                                                                              --------------
                    OTHER COMMON STOCK -- 2.9%.........................................                             25,668
                                                                                                              --------------
                    TOTAL COMMON STOCK (cost: $473,095)................................                            769,031
                                                                                                              --------------

                    PREFERRED STOCK -- 1.2%
                    --------------------------------------------------------------------------------------------------------
                    SERVICES -- 1.2%
                    Broadcasting & Publishing -- 0.8%
                    News Corp. Ltd. ADR................................................          400,000             7,550
                    Telecommunications -- 0.4%
                    Cellular Communications, Inc. Cv Preferred.........................           70,187             3,360
                                                                                                              --------------
                    TOTAL PREFERRED STOCK (cost: $4,728)...............................                             10,910
                                                                                                              --------------
                    TOTAL INVESTMENT SECURITIES (cost: $477,823).......................                            779,941
                                                                                                              --------------

                                                           ---------------------

                                                                                              PRINCIPAL
                                                                                                AMOUNT            VALUE
                                      SHORT-TERM SECURITIES -- 12.5%                        (IN THOUSANDS)    (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------

                    CORPORATE SHORT-TERM NOTES -- 12.5%
                    Associates Corp. of North America 5.89% due 12/01/95 ..............       $   10,370        $   10,370
                    Bell Atlantic Financial Services 5.71% due 12/08/95 ...............           12,000            11,987
                    Bell Atlantic Financial Services 5.71% due 12/12/95 ...............            4,500             4,492
                    CIT Group Holdings, Inc. 5.70% due 1/08/96 ........................            4,000             3,976
                    CIT Group Holdings, Inc. 5.72% due 12/04/95 .......................           13,160            13,154
                    Coca-Cola Co. 5.68% due 12/05/95 ..................................            5,100             5,097
                    Coca-Cola Co. 5.70% due 12/14/95 ..................................           10,800            10,777
                    Ford Motor Credit Co. 5.72% due 12/11/95 ..........................           14,000            13,978
                    Harvard University 5.70% due 12/15/95 .............................            5,500             5,488
                    Heinz (H. J.) Co. 5.70% due 1/12/96 ...............................            5,000             4,967
                    Heinz (H. J.) Co. 5.72% due 12/13/95 ..............................           10,900            10,879
                    Kellogg Co. 5.68% due 12/15/95 ....................................            2,000             1,995
                    PepsiCo, Inc. 5.70% due 12/18/95 ..................................           15,000            14,960
                                                                                                                ----------
                    TOTAL SHORT-TERM SECURITIES (cost: $112,120).......................                            112,120
                                                                                                                ----------
                    TOTAL INVESTMENTS --
                      (cost: $589,943)                          99.4%                                              892,061
                    Other assets less liabilities --             0.6                                                 5,214
                                                               ------                                           ----------
                    NET ASSETS --                              100.0%                                           $  897,275
                                                               ======                                           ==========

              -----------------------------

              + Non-income producing securities

              ADR - American Depositary Receipt

              See Notes to Financial Statements

                                                        ---------------------

---------------------

    ANCHOR PATHWAY FUND
    INTERNATIONAL SERIES               INVESTMENT PORTFOLIO -- NOVEMBER 30, 1995

                                                                                                                 VALUE
                    COMMON STOCK, PREFERRED STOCK & WARRANTS -- 90.2%                        SHARES         (IN THOUSANDS)
                    -------------------------------------------------------------------------------------------------------

                    ARGENTINA -- 0.6%
                    YPF Sociedad Anonima SA ADR (Energy)...............................          73,000        $    1,423
                                                                                                             --------------
                    AUSTRALIA -- 8.2%
                    Australia & New Zealand Bank Group (Finance).......................         951,008             4,235
                    Coca-Cola Amatil Ltd. (Consumer Goods)#............................         490,906             3,971
                    Gio Australia Holdings (Finance)...................................         653,043             1,459
                    John Fairfax Holdings (Services)...................................         260,000               525
                    Lend Lease Corp. Ltd. (Multi-industry).............................          88,701             1,227
                    News Corp., Ltd. Preferred ADR (Services)..........................          33,300               628
                    News Corp., Ltd. ADR (Services)....................................          66,600             1,399
                    Orbital Engine Corp. (Capital Equipment)+..........................         162,134               143
                    TNT Ltd. (Services)................................................         531,823               742
                    TNT Ltd., Cv Preferred (Services)..................................       1,409,900             2,051
                    Western Mining Corp. Holdings Ltd. ADS (Materials).................         100,000               670
                    Westpac Banking Corp. (Finance)....................................         331,757             1,374
                    Woolworths Ltd. (Consumer Goods)...................................         156,907               367
                                                                                                             --------------
                                                                                                                   18,791
                                                                                                             --------------
                    AUSTRIA -- 0.6%
                    Virginia Technologies AG (Capital Equipment)#......................          11,700             1,350
                                                                                                             --------------
                    BELGIUM -- 1.3%
                    Groupe Bruxelles Lambert SA NV (Multi-industry)....................          17,000             2,213
                    Petrofina SA (Consumer Staples)....................................           2,300               681
                                                                                                             --------------
                                                                                                                    2,894
                                                                                                             --------------
                    BERMUDA -- 0.6%
                    Mandarin Oriental (Services).......................................       1,288,153             1,456
                                                                                                             --------------
                    BRAZIL -- 0.6%
                    Centrais Eletricas Brasileira SA-Electrobras ADR (Energy)..........          38,000               535
                    CESP-Companhia Energetica de Sao Paulo (Energy)....................       1,440,000                34
                    CESP-Companhia Energetica de Sao Paulo ADR (Energy)................          53,600               435
                    CESP-Companhia Energetica de Sao Paulo ADR (Energy)#...............           8,416                68
                    CESP-Companhia Energetica de Sao Paulo ADS (Energy)................          30,000               243
                                                                                                             --------------
                                                                                                                    1,315
                                                                                                             --------------
                    CANADA -- 1.2%
                    Bank Montreal Quebec (Finance).....................................          37,000               842
                    Magna International Class A (Capital Equipment)....................          10,000               435
                    Noranda, Inc. (Materials)..........................................          35,000               744
                    Teck Corp. Class B (Capital Equipment).............................          40,000               765
                                                                                                             --------------
                                                                                                                    2,786
                                                                                                             --------------
                    DENMARK -- 1.6%
                    Tele Denmark Class B ADR (Capital Equipment).......................         130,000             3,624
                                                                                                             --------------

                                                           ---------------------

                                                                                                                 VALUE
                    COMMON STOCK, PREFERRED STOCK & WARRANTS (continued)                      SHARES         (IN THOUSANDS)
                    -------------------------------------------------------------------------------------------------------
                    FINLAND -- 2.2%
                    Kansallis-Osake-Pankki (Finance)...................................         686,800        $      575
                    Nokia (AB) Oy Corp. Series A (Multi-industry)......................          32,000             1,756
                    Nokia (AB) Oy Corp. Series K (Multi-industry)......................          20,000             1,102
                    Repola (Materials).................................................          84,000             1,634
                                                                                                             --------------
                                                                                                                    5,067
                                                                                                             --------------
                    FRANCE -- 5.8%
                    Canal Plus (Services)..............................................           3,823               696
                    Cie de St. Gobain (Materials)......................................          11,282             1,302
                    Eurotunnel/Euro SA (Services)+.....................................         115,200               168
                    Groupe Danone (Consumer Goods).....................................           8,000             1,252
                    Moet-Hennessy Louis Vuitton (Consumer Goods).......................           3,300               628
                    Michelin (cie Gle), Class B (Capital Equipment)....................          84,000             3,414
                    Peugeot SA (Consumer Goods)........................................          20,000             2,585
                    Poliet (Materials).................................................           4,404               355
                    Sidel (Capital Equipment)..........................................           6,600             2,076
                    Total SA, Series B (Energy)........................................          13,571               835
                                                                                                             --------------
                                                                                                                   13,311
                                                                                                             --------------
                    GERMANY -- 3.9%
                    Bayerische Motoren Werke AG (Consumer Goods).......................           6,072             3,270
                    Bayerische Motoren Werke AG NV Preferred (Consumer Goods)..........           2,604               971
                    Daimler-Benz AG (Consumer Goods)...................................           2,420             1,190
                    GEA AG NV Preferred (Capital Equipment)............................           1,250               398
                    Mannesmann AG (Capital Equipment)..................................           6,300             2,029
                    Munchener Ruckvers (Finance).......................................             500               921
                    Munchener Ruckvers Warrants (Finance)+.............................             125                13
                                                                                                             --------------
                                                                                                                    8,792
                                                                                                             --------------
                    HONG KONG -- 4.5%
                    Cathay Pacific Airways Ltd. (Services).............................         900,000             1,344
                    China Light & Power Co., Ltd. (Energy).............................          90,400               425
                    Hong Kong Electric Holdings (Energy)...............................       1,032,000             3,462
                    Hutchison Whampoa (Multi-industry).................................         230,000             1,300
                    Johnson Electric Holdings Ltd. (Capital Equipment).................         110,000               228
                    Sing Tao (Services)................................................         689,200               356
                    Sun Hung Kai Properties Ltd. (Finance).............................         100,000               805
                    Swire Pacific Ltd. Class A (Multi-industry)........................          50,000               378
                    Television Broadcasting Ltd. (Services)............................         497,000             1,876
                                                                                                             --------------
                                                                                                                   10,174
                                                                                                             --------------
                    INDONESIA -- 0.6%
                    Bank International Indonesia (Finance).............................         350,000             1,119
                    P.T. Indonesian Satellite Corp. ADR (Services).....................           5,900               202
                                                                                                             --------------
                                                                                                                    1,321
                                                                                                             --------------
                    IRELAND -- 1.0%
                    Independent Newspapers (Services)..................................         197,382             1,156
                    Irish Life PLC (Finance)...........................................         294,624             1,137
                                                                                                             --------------
                                                                                                                    2,293
                                                                                                             --------------
                    ISRAEL -- 0.2%
                    Scitex Corp. Ltd. (Services).......................................          28,000               403
                                                                                                             --------------

                                                           ---------------------

                                                                                                                 VALUE
                    COMMON STOCK, PREFERRED STOCK & WARRANTS (continued)                      SHARES         (IN THOUSANDS)
                    -------------------------------------------------------------------------------------------------------
                    ITALY -- 2.2%
                    STET (Services)....................................................         120,000        $      326
                    STET Risp (Services)...............................................         240,000               472
                    Telecom Italia Mobile SPA-Savings Shares (Services)................          64,800                63
                    Telecom Italia Mobile SPA (Services)...............................       1,991,950             3,214
                    Telecom Italia SpA (Services)......................................         666,850               907
                    Telecom Italia SpA Risp (Services).................................          64,800                71
                                                                                                             --------------
                                                                                                                    5,053
                                                                                                             --------------
                    JAPAN -- 6.6%
                    Amway Japan Ltd. ADR (Consumer Goods)..............................          36,000               729
                    Banyu Pharm (Services).............................................         118,000             1,345
                    Chain Store Okuwa (Services).......................................          20,000               287
                    Hitachi Ltd. (Capital Equipment)...................................          28,000               284
                    Ito-Yokado Co. (Miscellaneous).....................................          10,000               552
                    Itochu Corp. Ltd. (Services).......................................         120,000               796
                    Mitsubishi Corp. (Consumer Goods)..................................          65,000               779
                    Nintendo Co., Ltd. (Consumer Goods)................................          25,000             1,976
                    Nippon Telegraph & Telecommunications Corp. (Services).............             131             1,073
                    Nippon Yusen (Services)............................................          79,000               461
                    Sony Corp. (Consumer Goods)........................................          22,000             1,168
                    Sumitomo Chemical Co., Ltd. (Materials)............................         177,000               880
                    Suzuki Motor Corp. (Consumer Goods)................................         179,000             1,988
                    Tokyo Broadcasting Systems (Services)..............................          27,000               451
                    Toyota Motor Corp. (Consumer Goods)................................         115,000             2,272
                                                                                                             --------------
                                                                                                                   15,041
                                                                                                             --------------
                    KOREA -- 0.9%
                    Korea Electric Power Corp. (Energy)................................          39,000             1,549
                    Korea Electric Power Corp. ADR (Energy)............................          26,000               634
                                                                                                             --------------
                                                                                                                    2,183
                                                                                                             --------------
                    LUXEMBOURG -- 0.4%
                    Safra Republic Holdings, Inc. (Finance)............................          10,000               885
                                                                                                             --------------
                    MEXICO -- 2.2%
                    Cemex SA-Series A (Materials)......................................         161,250               492
                    Cifra SA de Cv-Series C (Services).................................         195,500               206
                    Grupo Financiero Banamex-Accival SA de Cv-Series B (Finance).......         324,000               497
                    Grupo Financiero Banamex-Accival SA de Cv-Series L (Finance).......          16,200                23
                    Grupo Televisa SA de Cv ADR (Services).............................          35,000               757
                    Telefonos de Mexico SA ADR (Services)..............................          95,200             3,142
                                                                                                             --------------
                                                                                                                    5,117
                                                                                                             --------------
                    NETHERLANDS -- 6.5%
                    ABN Amro Holdings NV (Finance).....................................          83,726             3,728
                    Akzo Nobel NV (Materials)..........................................          12,000             1,356
                    DSM NV (Materials).................................................          15,919             1,268
                    Elsevier NV (Services).............................................          80,000             1,092
                    International Nederlanden Warrants (Finance)+......................         300,000             1,013
                    Koninklijke PTT Nederland NV (Services)............................          20,000               713
                    Philips Electronics (Consumer Goods)...............................          16,000               629
                    PolyGram NV ADR (Consumer Goods)...................................          45,000             2,700
                    Vereenigde Ned Uitgevers (Services)................................          13,000             1,835
                    Wolters Kluwer (Services)..........................................           6,267               529
                                                                                                             --------------
                                                                                                                   14,863
                                                                                                             --------------

                                                           ---------------------

                                                                                                                 VALUE
                    COMMON STOCK, PREFERRED STOCK & WARRANTS (continued)                     SHARES         (IN THOUSANDS)
                    -------------------------------------------------------------------------------------------------------
                    NEW ZEALAND -- 4.5%
                    Brierley Investment Ltd. (Multi-industry)..........................       4,613,019        $    3,494
                    Carter Holt Harvey Ltd. (Materials)................................         240,197               507
                    Fletcher Challenge Ltd. (Materials)................................         530,000             1,315
                    Fletcher Challenge Ltd. ADR (Materials)............................          12,450               174
                    Fletcher Challenge Ltd.-Forests Division Shares (Materials)........          75,200               106
                    Telecom Corp. of New Zealand (Services)#...........................       1,019,880             4,268
                    Telecom Corp. of New Zealand ADR (Services)#.......................           4,600               308
                                                                                                             --------------
                                                                                                                   10,172
                                                                                                             --------------
                    NORWAY -- 2.5%
                    Orkla AS (Consumer Goods)..........................................         110,000             5,613
                                                                                                             --------------
                    PHILIPPINES -- 0.3%
                    Philippine Long Distance Cv Preferred Series III GDS (Services)....          10,000               540
                    Philippine National Bank (Finance).................................          26,146               232
                                                                                                             --------------
                                                                                                                      772
                                                                                                             --------------
                    SINGAPORE -- 0.4%
                    Singapore Airlines Ltd. (Services).................................          88,000               824
                                                                                                             --------------
                    SPAIN -- 2.9%
                    Autopistas CESA (Services).........................................         150,000             1,655
                    Banco de Santander ADR (Finance)...................................           1,500                69
                    Banco de Santander SA (Finance)....................................          23,500             1,096
                    Banco Popular Espanol (Finance)....................................           6,000             1,008
                    Corporacion Mapfre SA (Finance)....................................          11,615               654
                    Iberdrola SA (Energy)..............................................         142,000             1,198
                    Telefonica de Espana SA ADR (Services).............................          24,000               996
                                                                                                             --------------
                                                                                                                    6,676
                                                                                                             --------------
                    SWEDEN -- 8.5%
                    AGA AB-Series B (Materials)........................................          60,000               833
                    Asea AB-Series A (Capital Equipment)...............................          24,500             2,377
                    Asea AB-Series B (Capital Equipment)...............................          22,000             2,124
                    Astra AB-Series A (Services).......................................         109,000             4,065
                    Atlas Copco AB-Series A (Capital Equipment)........................         114,500             1,729
                    Electrolux AB-Series B (Consumer Goods)............................          26,400             1,134
                    Ericsson LM Telephone Co. Class B Cv ADR (Capital Equipment).......           3,500                11
                    Ericsson LM Telephone Co. Series B (Capital Equipment).............         112,200             2,644
                    Kinnevik-Series A (Finance)........................................          23,900               656
                    Kinnevik-Series B (Multi-industry).................................          15,000               426
                    Sandvik AB-Class B (Capital Equipment).............................          18,250               336
                    Svenska Handelsbanken, Series A (Finance)..........................          18,000               364
                    Svenska Handelsbanken, Series B (Finance)..........................           8,200               160
                    Volvo AB-Series B (Consumer Goods).................................         125,000             2,593
                                                                                                             --------------
                                                                                                                   19,452
                                                                                                             --------------
                    SWITZERLAND -- 3.8%
                    BBC Brown Boveri, Bearer (Capital Equipment).......................           2,363             2,714
                    Ciba-Geigy AG, Nominative Shares (Materials).......................           2,035             1,814
                    Holderbank Financiere Glarus Warrants (Materials)+.................          18,960                19
                    Holderbank Financiere Glarus, Bearer (Materials)...................           3,792             2,826
                    Nestle SA (Consumer Goods).........................................           1,250             1,332
                                                                                                             --------------
                                                                                                                    8,705
                                                                                                             --------------

                                                           ---------------------

                                                                                                                 VALUE
                    COMMON STOCK, PREFERRED STOCK & WARRANTS (continued)                     SHARES         (IN THOUSANDS)
                    -------------------------------------------------------------------------------------------------------
                    UNITED KINGDOM -- 13.2%
                    British Airways ADR (Services).....................................          15,000        $    1,056
                    British Airways PLC (Services).....................................         145,000             1,021
                    British Sky Broadcast Group PLC ADR (Services)+....................          58,500             2,333
                    Cable & Wireless PLC (Services)....................................         125,104               869
                    Cadbury Schweppes (Consumer Goods).................................          37,070               316
                    Cordiant PLC (Services)............................................         440,997               614
                    English China Clays (Materials)....................................         305,000             1,534
                    Forte PLC (Services)...............................................         790,858             4,141
                    Hazlewood Foods PLC (Consumer Goods)...............................         300,000               468
                    News International PLC (Services)..................................         136,000               629
                    Pearson PLC (Multi-industry).......................................         120,000             1,192
                    Pilkington PLC (Materials).........................................         500,000             1,474
                    Rank Organisation PLC (Services)...................................         175,000             1,104
                    Reckitt & Colman (Consumer Goods)..................................         288,537             2,957
                    Reuters Holdings PLC (Services)....................................         208,000             1,963
                    Scottish Power PLC (Energy)........................................         120,000               693
                    Securicor Group PLC NV (Services)..................................          38,000               541
                    Telewest Communications PLC ADR (Services)+........................          71,000             1,811
                    Tesco PLC (Services)...............................................         408,616             1,795
                    Thorn EMI PLC (Consumer Goods).....................................         104,950             2,502
                    Vodafone Group PLC (Services)......................................         105,801               377
                    Vodafone Group PLC ADR (Services)..................................          18,000               650
                                                                                                             --------------
                                                                                                                   30,040
                                                                                                             --------------
                    UNITED STATES -- 0.2%
                    Partner Reinsurance Holdings Ltd. (Finance)........................          13,600               360
                                                                                                             --------------
                    OTHER COMMON STOCK -- 2.2%.........................................                             5,103
                                                                                                             --------------
                    TOTAL COMMON STOCK, PREFERRED STOCK, & WARRANT
                      (cost: $171,388).................................................                           205,859
                                                                                                             --------------

                                                                                             PRINCIPAL
                                                                                              AMOUNT
                                                                                          (DENOMINATED IN
                                                                                          LOCAL CURRENCY)
                    RIGHTS -- 0.1%+                                                       (IN THOUSANDS)
                    -------------------------------------------------------------------------------------------------------
                    GERMANY -- 0.0%
                    Munchener Ruckvers 12/01/95........................................               1                56
                                                                                                             --------------
                    UNITED KINGDOM -- 0.1%
                    Cordiant PLC 12/11/95..............................................             441               202
                                                                                                             --------------
                    TOTAL RIGHTS (cost: $0)............................................                               258
                                                                                                             --------------
                    BONDS & NOTES -- 1.3%
                    -------------------------------------------------------------------------------------------------------
                    FINLAND -- 0.3%
                    Kymmene Corp. 8.25% 2043...........................................           2,800               674
                                                                                                             --------------
                    FRANCE -- 0.1%
                    Michelin (cie Gle) 2.50% 2001......................................             480               256
                                                                                                             --------------
                    HONG KONG -- 0.2%
                    Bangkok Bank Public Ltd. 3.25% 2004#...............................             500               503
                                                                                                             --------------

                                                           ---------------------

                                                                                             PRINCIPAL
                                                                                              AMOUNT
                                                                                          (DENOMINATED IN
                                                                                          LOCAL CURRENCY)        VALUE
                    BONDS & NOTES (continued)                                             (IN THOUSANDS)     (IN THOUSANDS)
                    -------------------------------------------------------------------------------------------------------

                    NEW ZEALAND -- 0.7%
                    Brierley Investment Ltd. 9.00% 1998................................             253        $      180
                    New Zealand Government 9.00% 1996..................................           2,000             1,319
                                                                                                             --------------
                                                                                                                    1,499
                                                                                                             --------------
                    TOTAL BONDS & NOTES (cost: $2,704).................................                             2,932
                                                                                                             --------------
                    TOTAL INVESTMENT SECURITIES (cost: $174,092).......................                           209,049
                                                                                                             --------------
                    SHORT-TERM SECURITIES -- 7.9%
                    -------------------------------------------------------------------------------------------------------
                    CORPORATE SHORT-TERM NOTES -- 7.9%
                    Associates Corp. of North America 5.89% due 12/01/95...............           2,900             2,900
                    Banque National De Paris 5.76% due 12/18/95........................           5,000             5,000
                    Export Development Corp. 5.72% due 12/06/95........................           5,000             4,996
                    Sandoz Corp. 5.72% due 12/13/95....................................           5,000             4,991
                                                                                                             --------------
                    TOTAL SHORT-TERM SECURITIES (cost: $17,887)........................                            17,887
                                                                                                             --------------
                    TOTAL INVESTMENTS --
                      (cost: $191,979)                              99.5%                                         226,936
                    Other assets less liabilities --                 0.5                                            1,198
                                                                   ------                                   --------------
                    NET ASSETS --                                  100.0%                                      $  228,134
                                                                   ======                                    =============


              -----------------------------

              +  Non-income producing securities

              # Resale restricted to qualified institutional buyers

              ADR - American Depositary Receipt

              ADS - American Depositary Shares

                    FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT NOVEMBER 30, 1995
                    ------------------------------------------------------------

                                                                       GROSS
                     CONTRACT             IN           DELIVERY      UNREALIZED
                    TO DELIVER       EXCHANGE FOR        DATE       DEPRECIATION
                    ------------------------------------------------------------
                    FRF 538             USD 110        12/29/95          (2)

              -----------------------------

              FRF - French Franc

              USD - United States Dollar

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR PATHWAY FUND
    GROWTH-INCOME SERIES               INVESTMENT PORTFOLIO -- NOVEMBER 30, 1995

                                                                                                              VALUE
                    COMMON STOCK -- 90.0%                                                       SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------

                    CAPITAL EQUIPMENT -- 12.1%
                    Aerospace & Military Technology -- 3.5%
                    Boeing Co. ..........................................................        170,000        $   12,389
                    Coltec Industries, Inc.+.............................................         60,000               660
                    General Motors Corp., Class H........................................         85,000             4,037
                    Litton Industries, Inc.+.............................................         91,000             4,084
                    Sundstrand Corp. ....................................................         95,000             6,151
                    United Technologies Corp. ...........................................         35,100             3,291
                    Data Processing & Reproduction -- 2.4%
                    Apple Computer, Inc. ................................................         60,000             2,288
                    International Business Machines Corp. ...............................         60,000             5,797
                    Novell, Inc.+........................................................         40,000               675
                    Xerox Corp. .........................................................         90,000            12,341
                    Electrical & Electronics -- 0.4%
                    General Electric Co. ................................................         50,000             3,363
                    Electronic Components -- 0.7%
                    Intel Corp. .........................................................         50,000             3,044
                    Motorola, Inc. ......................................................         40,000             2,450
                    Texas Instruments, Inc. .............................................         20,000             1,157
                    Energy Equipment -- 0.9%
                    Cooper Industries, Inc. .............................................         35,960             1,312
                    Schlumberger Ltd. ...................................................         70,000             4,445
                    Western Atlas, Inc.+.................................................         51,000             2,442
                    Industrial Components -- 1.6%
                    Dana Corp. ..........................................................         50,000             1,462
                    Goodyear Tire & Rubber Co. ..........................................         80,000             3,390
                    Johnson Controls, Inc. ..............................................         39,400             2,728
                    Rockwell International Corp. ........................................         70,000             3,430
                    TRW, Inc. ...........................................................         40,000             2,995
                    Machinery & Engineering -- 2.6%
                    Caterpillar, Inc. ...................................................        125,000             7,672
                    Crompton + Knowles Corp. ............................................        120,000             1,560
                    Deere & Co. .........................................................        210,000             6,904
                    Ingersoll-Rand Co. ..................................................         80,000             3,070
                    Parker-Hannifin Corp. ...............................................        105,000             3,859
                                                                                                              --------------
                                                                                                                   106,996
                                                                                                              --------------
                    CONSUMER GOODS -- 17.9%
                    Appliances & Household Durables -- 0.5%
                    Corning, Inc. .......................................................        100,000             3,013
                    LADD Furniture, Inc. ................................................        112,333             1,502
                    Automotive -- 0.8%
                    Ford Motor Co. ......................................................        120,000             3,390
                    General Motors Corp. ................................................         70,000             3,395

                                                           ---------------------

                                                                                                                  VALUE
                    COMMON STOCK (continued)                                                    SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------

                    CONSUMER GOODS (continued)
                    Beverages & Tobacco -- 4.5%
                    American Brands, Inc. ...............................................         70,000        $    2,923
                    Anheuser-Busch Cos., Inc. ...........................................         45,000             2,981
                    PepsiCo, Inc. .......................................................        155,000             8,564
                    Philip Morris Cos., Inc. ............................................        198,000            17,374
                    Seagrams Co., Ltd. ..................................................        220,000             8,030
                    Food & Household Products -- 1.5%
                    ConAgra, Inc. .......................................................         90,000             3,589
                    CPC International, Inc. .............................................        110,000             7,562
                    General Mills, Inc. .................................................         45,000             2,481
                    Health & Personal Care -- 9.3%
                    Abbott Laboratories..................................................        100,000             4,063
                    American Home Products Corp. ........................................         85,000             7,756
                    Bausch & Lomb, Inc. .................................................         20,200               730
                    Bristol-Myers Squibb Co. ............................................        120,000             9,630
                    Johnson & Johnson Co. ...............................................         50,000             4,331
                    Kimberly-Clark Corp. ................................................         21,500             1,653
                    Lilly (Eli) & Co. ...................................................         70,000             6,965
                    Merck & Co., Inc. ...................................................        257,500            15,933
                    Pfizer, Inc. ........................................................        160,000             9,280
                    Pharmacia & Upjohn, Inc.+............................................        116,000             4,161
                    Schering-Plough Corp. ...............................................        180,000            10,327
                    Tambrands, Inc. .....................................................         30,000             1,564
                    Warner-Lambert Co. ..................................................         60,000             5,355
                    Recreation & Other Consumer Products -- 1.0%
                    American Greetings Corp., Class A....................................         40,000             1,090
                    Eastman Kodak Co. ...................................................         60,000             4,080
                    Polaroid Corp. ......................................................         30,000             1,384
                    Stanley Works........................................................         40,000             2,025
                    Textiles & Apparel -- 0.3%
                    V.F. Corp. ..........................................................         45,000             2,340
                                                                                                              --------------
                                                                                                                   157,471
                                                                                                              --------------
                    ENERGY -- 6.8%
                    Energy Sources -- 5.4%
                    Amoco Corp. .........................................................        105,000             7,114
                    Atlantic Richfield Co. ..............................................         10,000             1,084
                    Exxon Corp. .........................................................         55,000             4,256
                    Murphy Oil Corp. ....................................................         42,600             1,677
                    Phillips Petroleum Co. ..............................................        260,000             8,645
                    Royal Dutch Petroleum Co. ADR........................................         55,000             7,060
                    Texaco, Inc. ........................................................         70,000             5,180
                    Tosco Corp. .........................................................         60,000             2,287
                    Total SA ADR.........................................................         20,490               633
                    Unocal Corp. ........................................................        160,000             4,300
                    Valero Energy Corp. .................................................        215,000             5,563
                    Utilities: Electric, Gas & Water -- 1.4%
                    Consolidated Edison Co. of New York, Inc. ...........................        100,000             2,887
                    General Public Utilities Corp. ......................................         40,000             1,265
                    Long Island Lighting Co. ............................................         32,800               562
                    Pacific Gas & Electric Co. ..........................................        150,000             4,125
                    Union Electric Co. ..................................................         80,000             3,210
                                                                                                              --------------
                                                                                                                    59,848
                                                                                                              --------------

                                                           ---------------------

                                                                                                                  VALUE
                    COMMON STOCK (continued)                                                    SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------

                    FINANCE -- 12.0%
                    Banking -- 7.4%
                    Banc One Corp. ......................................................        210,625        $    8,030
                    Bank of New York, Inc. ..............................................         80,000             3,770
                    BankAmerica Corp. ...................................................         95,000             6,044
                    Bankers Trust New York Corp. ........................................         30,000             1,946
                    Boatmen's Bancshares, Inc. ..........................................        100,000             3,875
                    Chase Manhattan Corp. ...............................................         60,000             3,653
                    Comerica, Inc. ......................................................         75,000             2,803
                    CoreStates Financial Corp. ..........................................         80,000             3,100
                    First Fidelity Bancorp...............................................         60,000             4,403
                    First Interstate Bancorp.............................................         30,000             4,020
                    First Union Corp. ...................................................         65,000             3,551
                    KeyCorp..............................................................         75,000             2,766
                    Morgan (J.P.) & Co., Inc. ...........................................         30,000             2,355
                    Northern Trust Corp. ................................................         20,000             1,045
                    Norwest Corp. .......................................................         20,000               660
                    PNC Bank Corp. ......................................................        262,000             7,663
                    SunTrust Banks, Inc. ................................................         80,000             5,460
                    Financial Services -- 0.6%
                    American Express Co. ................................................         50,000             2,125
                    Beneficial Corp. ....................................................         20,000             1,015
                    Household International, Inc. .......................................         40,000             2,500
                    Insurance -- 4.0%
                    Allstate Corp. ......................................................        210,000             8,610
                    American General Corp. ..............................................         30,000             1,016
                    Cigna Corp. .........................................................         35,000             3,850
                    Gallagher (Arthur J.) & Co. .........................................        111,400             3,648
                    General Reinsurance Group............................................         15,000             2,244
                    Liberty Corp. .......................................................         75,000             2,485
                    SAFECO Corp. ........................................................        140,000             9,940
                    St. Paul Cos., Inc. .................................................         40,000             2,240
                    TIG Holdings, Inc. ..................................................         50,000             1,350
                                                                                                              --------------
                                                                                                                   106,167
                                                                                                              --------------
                    MATERIALS -- 10.4%
                    Building Materials -- 0.2%
                    TRINOVA Corp. .......................................................         50,000             1,538
                    Chemicals -- 4.1%
                    Dow Chemical Co. ....................................................         78,000             5,528
                    du Pont (E.I.) de Nemours & Co. .....................................         55,000             3,657
                    Eastman Chemical Co. ................................................        120,000             7,875
                    Goodrich (B.F.) Co. .................................................         40,000             2,805
                    Great Lakes Chemical Corp. ..........................................         20,000             1,423
                    Monsanto Co. ........................................................         30,000             3,435
                    PPG Industries, Inc. ................................................         60,000             2,722
                    Praxair, Inc. .......................................................        310,000             9,029

                                                           ---------------------

                                                                                                                  VALUE
                    COMMON STOCK (continued)                                                    SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------

                    MATERIALS (continued)
                    Forest Products & Paper -- 3.3%
                    Federal Paper Board Co. .............................................         60,000        $    3,120
                    Georgia-Pacific Corp. ...............................................         35,000             2,721
                    International Paper Co. .............................................         80,000             3,050
                    James River Corp. ...................................................        125,000             3,937
                    Rayonier, Inc. ......................................................         92,500             3,538
                    Union Camp Corp. ....................................................        175,000             8,597
                    Westvaco Corp. ......................................................         60,000             1,643
                    Weyerhaeuser Co. ....................................................         60,000             2,715
                    Metals & Minerals -- 2.8%
                    Alumax, Inc. ADR+....................................................         20,000               665
                    Aluminum Co. of America..............................................        200,000            11,700
                    Inco Ltd. ...........................................................         80,000             2,850
                    Phelps Dodge Corp. ..................................................         10,000               679
                    Potash Corp. of Saskatchewan, Inc. ..................................        130,000             8,986
                                                                                                              --------------
                                                                                                                    92,213
                                                                                                              --------------
                    MULTI-INDUSTRY -- 3.8%
                    Multi-Industry -- 3.8%
                    AlliedSignal, Inc. ..................................................         40,000             1,890
                    Hanson PLC ADR.......................................................        120,000             1,830
                    Harsco Corp. ........................................................        130,000             7,670
                    Minnesota Mining & Manufacturing Co. ................................        150,000             9,825
                    Tenneco, Inc. .......................................................        130,000             6,240
                    Textron, Inc. .......................................................         75,000             5,747
                                                                                                              --------------
                                                                                                                    33,202
                                                                                                              --------------
                    SERVICES -- 25.9%
                    Broadcasting & Publishing -- 6.3%
                    Capital Cities/ABC, Inc. ............................................         20,000             2,473
                    Cox Communications, Inc.+............................................         49,224               985
                    Gannett Co., Inc. ...................................................         60,000             3,660
                    New York Times Co. ..................................................        100,000             2,950
                    News Corp., Ltd. ADR.................................................        160,000             3,360
                    Scripps (E.W.) Co., Class A..........................................        135,000             5,484
                    Tele-Communications Liberty Media Group+.............................        145,000             4,060
                    Tele-Communications TCI Group, Series A+.............................        580,000            10,730
                    Time Warner, Inc. ...................................................        250,000            10,000
                    Times Mirror Co., Series A ..........................................         56,056             1,822
                    Tribune Co. .........................................................         60,000             3,870
                    U.S. West Media Group+...............................................        171,800             3,092
                    Viacom, Inc. Class B+................................................         65,000             3,136
                    Business & Public Services -- 4.8%
                    Browning-Ferris Industries, Inc. ....................................        120,000             3,615
                    Dun & Bradstreet Corp. ..............................................        210,000            13,099
                    Ecolab, Inc. ........................................................         50,000             1,438
                    Federal Express Corp.+...............................................         30,000             2,243
                    General Motors Corp., Class E........................................        125,000             6,312
                    Omnicom Group........................................................         20,000             1,335
                    Pitney Bowes, Inc. ..................................................         30,000             1,343
                    WMX Technologies, Inc. ..............................................        445,000            13,127

                                                           ---------------------

                                                                                                                  VALUE
                    COMMON STOCK (continued)                                                    SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------

                    SERVICES (continued)
                    Leisure & Tourism -- 2.0%
                    Disney (Walt) Co. ...................................................        200,000        $   12,025
                    Host Marriott Corp.+.................................................        110,000             1,416
                    Marriott International, Inc. ........................................        100,000             3,725
                    Merchandising -- 2.6%
                    Gap, Inc. ...........................................................         20,000               905
                    Giant Foods, Inc. ...................................................        200,000             6,450
                    May Department Stores Co. ...........................................         80,000             3,490
                    Melville Corp. ......................................................         25,000               778
                    Penney (J.C.), Inc. .................................................         50,000             2,344
                    Wal-Mart Stores, Inc. ...............................................        289,000             6,936
                    Walgreen Co. ........................................................         80,000             2,330
                    Telecommunications -- 7.0%
                    AirTouch Communications, Inc.+.......................................         81,013             2,360
                    Alltel Corp. ........................................................         20,000               590
                    Ameritech Corp. .....................................................         35,000             1,925
                    AT&T Corp. ..........................................................        330,000            21,780
                    MCI Communications Corp. ............................................        380,000            10,165
                    Pacific Telesis Group................................................         81,013             2,430
                    SBC Communications, Inc. ............................................         40,000             2,160
                    Sprint Corp. ........................................................        190,000             7,600
                    Telefonos de Mexico SA ADR...........................................        221,800             7,319
                    US West, Inc. .......................................................        171,800             5,369
                    Transportation: Airlines -- 0.6%
                    AMR Corp.+...........................................................         65,000             4,981
                    Transportation: Rail & Road -- 2.6%
                    Conrail, Inc. .......................................................        150,000            10,481
                    Norfolk Southern Corp. ..............................................         65,000             5,119
                    Union Pacific Corp. .................................................        110,000             7,452
                                                                                                              --------------
                                                                                                                   228,264
                                                                                                              --------------
                    OTHER COMMON STOCK -- 1.1%...........................................                            9,975
                                                                                                              --------------
                    TOTAL COMMON STOCK (cost: $561,454)..................................                          794,136
                                                                                                              --------------
                    PREFERRED STOCK -- 0.3%
                    --------------------------------------------------------------------------------------------------------
                    Broadcasting & Publishing -- 0.3%
                    News Corp., Ltd. ADR.................................................         80,000             1,510
                    Times Mirror Co., Preferred Series B.................................         44,896             1,156
                                                                                                              --------------
                    TOTAL PREFERRED STOCK (cost: $2,106).................................                            2,666
                                                                                                              --------------
                    TOTAL INVESTMENT SECURITIES (cost: $563,560).........................                          796,802
                                                                                                              --------------

                                                           ---------------------

                                                                                              PRINCIPAL
                                                                                                AMOUNT            VALUE
                    SHORT-TERM SECURITIES -- 9.0%                                           (IN THOUSANDS)    (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    CORPORATE SHORT-TERM NOTES -- 6.2%
                    Ameritech Corp. 5.69% due 12/07/95...................................     $    2,500        $    2,498
                    Associates Corp. of North America 5.89% due 12/01/95.................         13,100            13,100
                    CIT Group Holdings, Inc. 5.70% due 1/08/96...........................         14,000            13,916
                    Heinz (H. J.) Co. 5.70% due 1/12/96..................................          3,000             2,980
                    Heinz (H. J.) Co. 5.72% due 12/13/95.................................         10,500            10,480
                    Penney (J.C.) Funding Corp. 5.68% due 1/17/96........................         11,300            11,216
                                                                                                                ----------
                    TOTAL CORPORATE SHORT-TERM NOTES.....................................                           54,190
                                                                                                                ----------
                    FEDERAL AGENCY OBLIGATIONS -- 2.8%
                    Federal Home Loan Bank Consolidated Discount Note 5.68%
                      due 12/26/95.......................................................          8,000             7,968
                    Federal Home Loan Mortgage Discount Note 5.68% due 12/20/95..........          4,700             4,686
                    Federal National Mortgage Association Discount Note 5.67% due
                      12/14/95 ..........................................................         12,200            12,175
                                                                                                                ----------
                    TOTAL FEDERAL AGENCY OBLIGATIONS.....................................                           24,829
                                                                                                                ----------
                    TOTAL SHORT-TERM SECURITIES (cost: $79,019)..........................                           79,019
                                                                                                                ----------
                    TOTAL INVESTMENTS --
                      (cost: $642,579)                              99.3%                                          875,821
                    Other assets less liabilities --                 0.7                                             6,322
                                                                   -----                                        ----------
                    NET ASSETS --                                  100.0%                                       $  882,143
                                                                   =====                                        ==========

              -----------------------------

              +  Non-income producing securities

              ADR - American Depositary Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR PATHWAY FUND
    ASSET ALLOCATION SERIES            INVESTMENT PORTFOLIO -- NOVEMBER 30, 1995

                                                                                                                  VALUE
                    COMMON STOCK -- 69.4%                                                       SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------

                    CAPITAL EQUIPMENT -- 10.6%
                    Aerospace & Military Technology -- 4.0%
                    Boeing Co. ..........................................................         30,000        $    2,186
                    General Motors Corp., Class H........................................         56,000             2,660
                    Northrop Grumman Corp. ..............................................         20,000             1,230
                    Data Processing & Reproduction -- 1.2%
                    Apple Computer, Inc. ................................................         25,000               953
                    International Business Machines Corp. ...............................         10,000               966
                    Electrical & Electronics -- 0.8%
                    Hubbell, Inc. .......................................................         21,000             1,284
                    Energy Equipment -- 1.0%
                    Cooper Industries, Inc. .............................................         14,384               525
                    Schlumberger Ltd. ...................................................         15,000               953
                    Industrial Components -- 2.6%
                    Dana Corp. ..........................................................         35,000             1,024
                    Rockwell International Corp. ........................................         60,000             2,940
                    Machinery & Engineering -- 1.0%
                    Crompton + Knowles Corp. ............................................         40,000               520
                    Deere & Co. .........................................................         30,000               986
                                                                                                              --------------
                                                                                                                    16,227
                                                                                                              --------------
                    CONSUMER GOODS -- 16.6%
                    Automotive -- 0.6%
                    General Motors Corp. ................................................         20,000               970
                    Beverages & Tobacco -- 3.0%
                    PepsiCo, Inc. .......................................................         50,000             2,763
                    Seagrams Co., Ltd. ..................................................         50,000             1,825
                    Food & Household Products -- 1.4%
                    Archer-Daniels-Midland Co. ..........................................         50,000               862
                    Heinz (H.J.) Co. ....................................................         30,000               956
                    Ralston Purina Co. ..................................................          5,000               320
                    Health & Personal Care -- 10.2%
                    Abbott Laboratories..................................................         18,000               731
                    American Home Products Corp. ........................................         30,000             2,737
                    Bausch & Lomb, Inc. .................................................         20,000               723
                    Bristol-Myers Squibb Co. ............................................         45,000             3,611
                    Kimberly-Clark Corp. ................................................         10,000               769
                    Pfizer, Inc. ........................................................         54,000             3,132
                    Smithkline Beecham PLC ADR...........................................         40,000             2,130
                    Tambrands, Inc. .....................................................         20,000             1,042
                    Warner-Lambert Co. ..................................................         10,000               893
                    Recreation & Other Consumer Products -- 1.4%
                    American Greetings Corp., Class A....................................         10,000               273
                    Eastman Kodak Co. ...................................................         20,000             1,360
                    Stanley Works........................................................         10,000               506
                                                                                                              --------------
                                                                                                                    25,603
                                                                                                              --------------

                                                           ---------------------

                                                                                                                  VALUE
                    COMMON STOCK (continued)                                                    SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    ENERGY -- 6.5%
                    Energy Sources -- 6.5%
                    Amoco Corp. .........................................................         15,000        $    1,016
                    Anadarko Petroleum Corp. ............................................         20,000               963
                    Atlantic Richfield Co. ..............................................          5,000               542
                    Chevron Corp. .......................................................         40,000             1,975
                    Kerr-McGee Corp. ....................................................         25,000             1,447
                    Phillips Petroleum Co. ..............................................         50,000             1,662
                    Royal Dutch Petroleum Co. ADR........................................          6,000               770
                    Texaco, Inc. ........................................................         10,000               740
                    Unocal Corp. ........................................................         30,000               806
                                                                                                              --------------
                                                                                                                     9,921
                                                                                                              --------------
                    FINANCE -- 14.9%
                    Banking -- 8.4%
                    BankAmerica Corp. ...................................................         10,000               636
                    Chase Manhattan Corp. ...............................................         10,000               609
                    Citicorp.............................................................         30,000             2,122
                    Comerica, Inc. ......................................................         15,000               561
                    CoreStates Financial Corp. ..........................................         20,000               775
                    First Fidelity Bancorp...............................................         17,000             1,247
                    First Interstate Bancorp.............................................         20,000             2,680
                    Fleet Financial Group, Inc. .........................................         25,000             1,044
                    KeyCorp..............................................................         15,000               553
                    NationsBank Corp. ...................................................         25,000             1,784
                    PNC Bank Corp. ......................................................         30,000               878
                    Insurance -- 6.5%
                    Allstate Corp. ......................................................         43,905             1,800
                    AMBAC, Inc. .........................................................         20,000               883
                    American General Corp. ..............................................         15,000               508
                    Cigna Corp. .........................................................         40,000             4,400
                    SAFECO Corp. ........................................................         33,000             2,343
                                                                                                              --------------
                                                                                                                    22,823
                                                                                                              --------------
                    MATERIALS -- 5.3%
                    Building Materials -- 0.5%
                    TRINOVA Corp. .......................................................         25,000               769
                    Chemicals -- 1.8%
                    Eastman Chemical Co. ................................................         15,000               984
                    Great Lakes Chemical Corp. ..........................................         10,000               711
                    Monsanto Co. ........................................................         10,000             1,145
                    Forest Products & Paper -- 2.4%
                    Georgia-Pacific Corp. ...............................................         10,000               778
                    Rayonier, Inc. ......................................................         25,500               975
                    Union Camp Corp. ....................................................         20,000               983
                    Weyerhaeuser Co. ....................................................         20,000               905
                    Metals & Minerals -- 0.6%
                    Aluminum Co. of America..............................................         16,000               936
                                                                                                              --------------
                                                                                                                     8,186
                                                                                                              --------------
                    MULTI-INDUSTRY -- 4.0%
                    Multi-Industry -- 4.0%
                    Minnesota Mining & Manufacturing Co. ................................         25,000             1,637
                    Tenneco, Inc. .......................................................         30,000             1,440
                    Textron, Inc. .......................................................         40,000             3,065
                                                                                                              --------------
                                                                                                                     6,142
                                                                                                              --------------

                                                           ---------------------

                                                                                                                  VALUE
                    COMMON STOCK (continued)                                                    SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    SERVICES -- 10.4%
                    Business & Public Services -- 0.6%
                    H & R Block, Inc. ...................................................         20,000        $      890
                    Merchandising -- 5.6%
                    Gap, Inc. ...........................................................         10,000               453
                    Hancock Fabrics, Inc. ...............................................         50,000               481
                    May Department Stores Co. ...........................................         30,000             1,309
                    Penney (J.C.), Inc. .................................................         20,000               937
                    Sears Roebuck & Co. .................................................         25,000               984
                    Wal-Mart Stores, Inc. ...............................................        100,000             2,400
                    Walgreen Co. ........................................................         70,000             2,039
                    Telecommunications -- 1.2%
                    AT&T Corp. ..........................................................         10,000               660
                    Pacific Telesis Group................................................         40,000             1,200
                    Transportation: Rail & Road -- 3.0%
                    Conrail, Inc. .......................................................         25,000             1,747
                    Norfolk Southern Corp. ..............................................         20,000             1,575
                    Union Pacific Corp. .................................................         20,000             1,355
                                                                                                              --------------
                                                                                                                    16,030
                                                                                                              --------------
                    OTHER COMMON STOCK -- 1.1%...........................................                            1,663
                                                                                                              --------------
                    TOTAL COMMON STOCK (cost: $84,171)...................................                          106,595
                                                                                                              --------------

                                                                                              PRINCIPAL
                                                                                                AMOUNT
                    BONDS & NOTES -- 20.2%                                                  (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    CORPORATE & NONCONVERTIBLES -- 14.1%
                    Automotive -- 0.8%
                    General Motors Corp. 8.80% 2021......................................     $    1,000             1,203
                    Broadcasting & Publishing -- 1.4%
                    TCI Communications, Inc. 8.75% 2015..................................            500               540
                    Tele-Communications, Inc. 9.25% 2023.................................            500               530
                    Time Warner, Inc. 9.13% 2013.........................................          1,000             1,106
                    Finance -- 3.1%
                    Ahmanson (H.F.) & Co. 9.88% 1999.....................................          1,000             1,129
                    Bankers Trust New York Corp. 8.25% 2005..............................            500               552
                    Capital One Bank 6.61% 1999..........................................          2,500             2,532
                    Saul (B.F.) Real Estate Investment Trust 11.63% 2002.................            500               505
                    Industrial -- 6.4%
                    Acme Metals, Inc. 12.50% 2002........................................            500               491
                    CenCall Communications Corp. zero coupon 2004(1).....................          1,000               538
                    Columbia Gas Systems, Inc. 7.05% 2007................................            500               508
                    Container Corp. of America 9.75% 2003................................          2,000             1,965
                    Inco Ltd. 9.60% 2022.................................................            400               452
                    Marvel Holdings, Inc. zero coupon 1998...............................            800               568
                    Oryx Energy Co. 9.50% 1999...........................................          1,500             1,606
                    Oryx Energy Co. 10.00% 1999..........................................            500               540
                    Parker + Parsley Petroleum Co. 8.25% 2007............................            500               533
                    Pohang Iron & Steel Ltd. 7.50% 2002..................................          2,500             2,640

                                                           ---------------------

                                                                                              PRINCIPAL
                                                                                                AMOUNT            VALUE
                    BONDS & NOTES (continued)                                               (IN THOUSANDS)    (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    CORPORATE & NONCONVERTIBLES (continued)
                    Transportation -- 2.4%
                    American Airlines 9.71% 2007.........................................     $    1,387        $    1,587
                    Delta Air Lines, Inc. 10.50% 2016....................................            500               616
                    Federal Express Corp. 7.53% 2006.....................................            944               986
                    Jet Equipment Trust 7.83% 2012#......................................            500               525
                                                                                                              --------------
                                                                                                                    21,652
                                                                                                              --------------
                    NON-U.S. GOVERNMENT OBLIGATIONS -- 0.3%
                    Poland Republic 7.75% 2000#..........................................            500               508
                                                                                                              --------------
                    U.S. GOVERNMENT & AGENCIES -- 0.7%
                    Government National Mortgage Association 8.50% 2025..................            954               996
                                                                                                              --------------
                    UNITED STATES TREASURY -- 5.1%
                    10.38% Bonds 2009....................................................          1,000             1,307
                    10.38% Bonds 2012....................................................          4,000             5,456
                    8.75% Notes 1997.....................................................          1,000             1,059
                                                                                                              --------------
                                                                                                                     7,822
                                                                                                              --------------
                    TOTAL BONDS & NOTES (cost: $30,029)..................................                           30,978
                                                                                                              --------------
                    CONVERTIBLE BONDS -- 2.0%
                    --------------------------------------------------------------------------------------------------------
                    Broadcasting & Publishing -- 1.5%
                    Turner Broadcasting Systems, Inc. zero coupon 2007#..................          5,000             2,263
                                                                                                              --------------
                    Industrial -- 0.5%
                    Hanson America, Inc. 2.39% 2001#.....................................          1,000               824
                                                                                                              --------------
                    TOTAL CONVERTIBLE BONDS (cost: $2,940)...............................                            3,087
                                                                                                              --------------
                    TOTAL INVESTMENT SECURITIES (cost: $117,140).........................                          140,660
                                                                                                              --------------
                    SHORT-TERM SECURITIES -- 7.8%
                    --------------------------------------------------------------------------------------------------------
                    CORPORATE SHORT-TERM NOTES -- 6.4%
                    Associates Corp. of North America 5.89% due 12/01/95.................          2,900             2,900
                    Bell Atlantic Financial Services 5.72% due 12/19/95..................          2,400             2,393
                    Ford Motor Credit Co. 5.72% due 12/11/95.............................          3,350             3,345
                    Motorola Credit Corp. 5.69% due 12/08/95.............................          1,200             1,199
                                                                                                              --------------
                    TOTAL CORPORATE SHORT-TERM NOTES.....................................                            9,837
                                                                                                              --------------
                    FEDERAL AGENCY OBLIGATIONS -- 1.4%
                    Federal National Mortgage Association Discount Note 5.67% due
                      12/14/95...........................................................          2,200             2,195
                                                                                                              --------------
                    TOTAL SHORT-TERM SECURITIES (cost: $12,032)..........................                           12,032
                                                                                                              --------------
                    TOTAL INVESTMENTS --
                      (cost: $129,172)                                               99.4%                         152,692
                    Other assets less liabilities --                                  0.6                              916
                                                                                   ------                     --------------
                    NET ASSETS --
                                                                                    100.0%                      $  153,608
                                                                                   ======                      =============

              -----------------------------

              #  Resale restricted to qualified institutional buyers

              (1) Represents a zero-coupon bond which will convert to an interest-bearing security at a later date

              ADR - American Depositary Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR PATHWAY FUND
    HIGH-YIELD BOND SERIES             INVESTMENT PORTFOLIO -- NOVEMBER 30, 1995

                                                                                              PRINCIPAL
                                                                                                AMOUNT            VALUE
                   BONDS & NOTES -- 89.8%                                                   (IN THOUSANDS)    (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------

                    CAPITAL EQUIPMENT -- 3.9%
                    Aerospace & Military Technology -- 3.5%
                    Coltec Industries 9.75% 1999.........................................     $      500        $      512
                    Coltec Industries 9.75% 2000.........................................          4,500             4,624
                    Machinery & Engineering -- 0.4%
                    Exide Corp. 10.00% 2005..............................................            500               538
                                                                                                              --------------
                                                                                                                     5,674
                                                                                                              --------------
                    CONSUMER GOODS -- 2.0%
                    Food & Household Products -- 2.0%
                    Dr. Pepper/Seven Up Cos., Inc. 10.25% 2000...........................          2,750             2,901
                                                                                                              --------------
                    ENERGY -- 11.2%
                    Energy Sources -- 8.1%
                    Dual Drilling Co. 9.88% 2004.........................................          2,000             1,900
                    Flores & Rucks, Inc. 13.50% 2004.....................................          2,500             2,825
                    Global Marine, Inc. 12.75% 1999......................................          2,000             2,210
                    TransTexas Gas Corp. 11.50% 2002.....................................          2,000             2,065
                    Triton Energy Corp. zero coupon 2000(1)..............................          1,500             1,391
                    Tuboscope Vetco International, Inc. 10.75% 2003......................          1,500             1,478
                    Utilities: Electric, Gas & Water -- 3.1%
                    California Energy, Inc. zero coupon 2004(1)..........................          4,000             3,680
                    Midland Cogeneration, Series C-91 10.33% 2002........................            402               418
                    Midland Cogeneration, Series C-94 10.33% 2002........................            433               452
                                                                                                              --------------
                                                                                                                    16,419
                                                                                                              --------------
                    FINANCE -- 1.1%
                    Financial Services -- 1.1%
                    Indah Kiat International Finance Co. BV 11.88% 2002..................          1,000             1,010
                    Tjiwi Kimia International Finance BV 13.25% 2001.....................            500               536
                                                                                                              --------------
                                                                                                                     1,546
                                                                                                              --------------
                    INDUSTRIAL & COMMERCIAL -- 3.2%
                    Industrial -- 3.2%
                    Magnetek, Inc. 10.75% 1998...........................................          2,500             2,600
                    Stater Brothers Holdings, Inc. 11.00% 2001...........................          2,000             2,020
                                                                                                              --------------
                                                                                                                     4,620
                                                                                                              --------------
                    MATERIALS -- 14.9%
                    Forest Products & Paper -- 11.1%
                    Container Corp. of America 9.75% 2003................................          5,250             5,158
                    Fort Howard Corp. 8.25% 2002.........................................            500               485
                    Fort Howard Corp. 9.25% 2001.........................................          3,500             3,553
                    P T Indah Kiat Pulp & Paper 8.88% 2000#..............................          1,500             1,395
                    Pacific Lumber Co. 10.50% 2003.......................................          1,000               940
                    Riverwood International Corp. 10.75% 2000............................          3,000             3,210
                    Riverwood International Corp. 11.25% 2002............................            500               536
                    Triangle Pacific Corp. 10.50% 2003...................................          1,000             1,040

                                                           ---------------------

                                                                                              PRINCIPAL
                                                                                                AMOUNT            VALUE
                    BONDS & NOTES (continued)                                              (IN THOUSANDS)    (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------

                    MATERIALS (continued)
                    Metals & Minerals -- 3.8%
                    A.K. Steel Corp. 10.75% 2004.........................................     $    2,000        $    2,210
                    Acme Metals, Inc. zero coupon 2004(1)................................          1,750             1,365
                    Kaiser Aluminum & Chemical Corp. 12.75% 2003.........................          1,250             1,369
                    Ucar Global Enterprises, Inc. 12.00% 2005............................            535               607
                                                                                                              --------------
                                                                                                                    21,868
                                                                                                              --------------
                    NON-U.S. GOVERNMENT OBLIGATIONS -- 1.9%
                    Federative Republic of Brazil 6.88% 1996(2)..........................            500               270
                    Republic of Argentina 6.81% 1996(2)..................................          2,500             1,631
                    Republic of Poland 3.75% 1996(2).....................................            500               323
                    United Mexican States 6.25% 2019.....................................          1,000               615
                                                                                                              --------------
                                                                                                                     2,839
                                                                                                              --------------
                    SERVICES -- 51.6%
                    Advertising -- 1.5%
                    Neodata Services, Inc. zero coupon 2003(1)...........................          2,500             2,237
                    Broadcasting & Publishing -- 21.5%
                    American Media Operations, Inc. 11.63% 2004..........................          1,250             1,269
                    Bell Cablemedia PLC zero coupon 2004(1)..............................          5,500             3,767
                    CenCall Communications Corp. zero coupon 2004(1).....................          1,000               537
                    Centennial Cellular Corp. 8.88% 2001.................................          3,000             2,932
                    Century Communications Corp. 9.50% 2000..............................          2,500             2,563
                    Comcast UK Cable Partners Ltd. zero coupon 2007(1)...................          1,500               855
                    Continental Cablevision, Inc. 8.63% 2003.............................          1,775             1,833
                    Continental Cablevision, Inc. 8.88% 2005.............................          1,000             1,040
                    Continental Cablevision, Inc. 10.63% 2002............................          3,000             3,195
                    Heartland Wireless Communication, Inc. 13.00% 2003#..................            500               567
                    Infinity Broadcasting Corp. 10.38% 2002..............................          2,250             2,407
                    Mobilemedia Commerce zero coupon 2003(1).............................          2,500             1,900
                    Nextel Communications, Inc. zero coupon 2003(1)......................          2,500             1,506
                    Nextel Communications, Inc. zero coupon 2004(1)......................          1,500               776
                    PanAmSat L.P. 9.75% 2000.............................................          1,480             1,554
                    Univision Television Group, Inc. 11.75% 2001.........................            500               543
                    Videotron Holdings PLC zero coupon 2004(1)...........................          5,500             3,699
                    Young Broadcasting, Inc. 10.13% 2005.................................            500               528
                    Business & Public Services -- 1.0%
                    Protection One Alarm Monitoring Corp. zero coupon 2005(1)*...........          1,000               800
                    Regency Health Services, Inc. 9.88% 2002.............................            750               737
                    Food Retail -- 5.6%
                    Allied Supermarkets, Inc. 6.63% 1998.................................          1,500             1,470
                    Foodmaker, Inc. 9.25% 1999...........................................          2,400             2,280
                    Foodmaker, Inc. 9.75% 2002...........................................          1,355             1,219
                    Marvel Holdings, Inc. zero coupon 1998...............................          2,250             1,598
                    Safeway Store Holdings, Inc. 10.00% 2002.............................            500               580
                    Star Market Co, Inc. 13.00% 2004.....................................          1,000             1,020

                                                           ---------------------

                                                                                              PRINCIPAL
                                                                                                AMOUNT            VALUE
                    BONDS & NOTES (continued)                                              (IN THOUSANDS)    (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------

                    SERVICES (continued)
                    Leisure & Tourism -- 3.0%
                    Four Seasons Hotels, Inc. 9.13% 2000#................................     $    1,000        $      991
                    Harrah's Jazz Co. 14.25% 2001........................................            500               140
                    Kloster Cruise Ltd. 13.00% 2003......................................          1,500             1,245
                    Plitt Theatres, Inc. 10.88% 2004.....................................          1,750             1,584
                    Station Casinos, Inc. 9.63% 2003.....................................            500               485
                    Merchandising -- 4.2%
                    AnnTaylor, Inc. 8.75% 2000...........................................            500               423
                    Barnes & Noble, Inc. 11.88% 2003.....................................          1,750             1,951
                    Thrifty PayLess Holdings, Inc. 11.75% 2003...........................          1,000             1,078
                    Thrifty PayLess Holdings, Inc. 12.25% 2004...........................          2,500             2,669
                    Telecommunications -- 14.1%
                    Cellular Communications International, Inc. zero coupon 2000.........          2,250             1,297
                    Comunicacion Celular S A zero coupon 2003#(1)........................          1,000               553
                    Dial Callable Communications, Inc. zero coupon 2004(1)...............          2,000             1,090
                    Horizon Cellular Telephone L.P. zero coupon 2000(1)..................            500               430
                    International CableTel, Inc. zero coupon 2005(1).....................            750               457
                    MFS Communication zero coupon 2004(1)................................          7,000             5,416
                    Paging Network, Inc. 11.75% 2002.....................................          2,200             2,425
                    Pricecellular Wireless Corp. zero coupon 2003(1).....................          1,000               758
                    Pronet, Inc. 11.88% 2005.............................................            500               540
                    Rogers Cantel Mobile Communications, Inc. 10.75% 2001................          6,318             6,650
                    Rogers Cantel Mobile Communications, Inc. 11.13% 2002................          1,000             1,065
                    Transportation -- 0.7%
                    Viking Star Shipping, Inc. 9.63% 2003................................          1,000             1,028
                                                                                                              --------------
                                                                                                                    75,687
                                                                                                              --------------
                    TOTAL BONDS & NOTES (cost: $129,981).................................                          131,554
                                                                                                              --------------
                    WARRANTS -- 0.0%+                                                           SHARES
                    --------------------------------------------------------------------------------------------------------
                    SERVICES -- 0.0%
                    Business & Public Services -- 0.0%
                    Protection One Alarm Monitoring Corp.#*..............................          3,200                18
                    Telecommunications -- 0.0%
                    Dial Page, Inc.......................................................          2,000                 0
                                                                                                              --------------
                    TOTAL WARRANTS (cost: $14)...........................................                               18
                                                                                                              --------------
                                                                                              PRINCIPAL
                                                                                                AMOUNT
                    U.S. GOVERNMENT AND AGENCIES -- 2.0%                                   (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    UNITED STATES TREASURY -- 2.0%
                    5.13% Note 1998 (cost: $2,808).......................................     $    3,000             2,974
                                                                                                              --------------
                    TOTAL INVESTMENT SECURITIES (cost: $132,803).........................                          134,546
                                                                                                              --------------

                                                           ---------------------

                                                                                              PRINCIPAL
                                                                                                AMOUNT            VALUE
                    SHORT-TERM SECURITIES -- 6.2%                                           (IN THOUSANDS)    (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    CORPORATE SHORT-TERM NOTES -- 6.2%
                    Associates Corp. of North America 5.89% due 12/01/95.................     $    4,100        $    4,100
                    Wal Mart Stores, Inc. 5.70% due 12/06/95.............................          5,000             4,996
                                                                                                              --------------
                    TOTAL SHORT-TERM SECURITIES (cost: $9,096)...........................                            9,096
                                                                                                              --------------
                    TOTAL INVESTMENTS --
                      (cost: $141,899)                                               98.0%                         143,642
                    Other assets less liabilities --                                  2.0                            2,948
                                                                                   ------                     --------------
                    NET ASSETS --                                                   100.0%                      $  146,590
                                                                                   ======                     =============

              -----------------------------

              +   Non-income producing securities

              #  Resale restricted to qualified institutional buyers

              *   Fair value determined by Trustees

              (1) Represents a zero-coupon bond which will convert to an interest-bearing security at later date

              (2) Variable rate security -- the rate reflected is as of November
                  30, 1995, maturity date reflects next reset date.

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR PATHWAY FUND
    U.S. GOVERNMENT/
    AAA-RATED SECURITIES SERIES        INVESTMENT PORTFOLIO -- NOVEMBER 30, 1995

                                                                                              PRINCIPAL
                                                                                                AMOUNT            VALUE
                    BONDS & NOTES -- 95.8%                                                  (IN THOUSANDS)    (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------

                    ASSET-BACKED SECURITIES -- 8.1%
                    Green Tree Financial Corp. 6.80% 2027................................     $    1,000        $    1,004
                    MBNA Master Credit Card Trust 7.75% 1998.............................          5,000             5,075
                    Standard Credit Card Master Trust 8.88% 1999 -- Series 1991
                      Participation Certificates.........................................          4,500             4,823
                                                                                                              --------------
                                                                                                                    10,902
                                                                                                              --------------
                    DEVELOPMENTAL AUTHORITIES -- 6.9%
                    International American Development Bank 9.50% 1997...................          2,900             3,092
                    International Bank for Reconstruction & Development 7.90% 1998.......          3,000             3,148
                    International Bank for Reconstruction & Development 9.76% 1998.......          1,500             1,639
                    International Bank for Reconstruction & Development 14.90% 1997......          1,200             1,355
                                                                                                              --------------
                                                                                                                     9,234
                                                                                                              --------------
                    FEDERAL AGENCY OBLIGATIONS -- 27.7%++
                    Federal Home Loan Mortgage Corp. 6.50% 2009*.........................          2,000             1,935
                    Federal Home Loan Mortgage Corp. 9.00% 2021-2022.....................          1,573             1,657
                    Federal Home Loan Mortgage Corp. 9.50% 2016..........................          1,107             1,176
                    Federal Home Loan Mortgage Corp. 11.88% 2013*........................             21                22
                    Federal Home Loan Mortgage Corp. 12.50% 2013*........................            187               205
                    Federal National Mortgage Association zero coupon 2001 STRIPS(1).....          5,000             4,731
                    Federal National Mortgage Association 7.50% 2009.....................          1,884             1,928
                    Federal National Mortgage Association zero coupon 2001 STRIPS(1).....          5,000             4,701
                    Federal National Mortgage Association 7.70% 2004.....................          1,645             1,739
                    Federal National Mortgage Association 8.50% 2023.....................          2,367             2,474
                    Government National Mortgage Association 7.50% 2023..................          1,499             1,530
                    Government National Mortgage Association 8.00% 2017..................          2,287             2,387
                    Government National Mortgage Association 8.50% 2016-2025.............          4,506             4,708
                    Government National Mortgage Association 9.00% 2016-2017.............            927               984
                    Government National Mortgage Association 9.50% 2009-2017.............          6,091             6,630
                    Government National Mortgage Association 10.00% 2016.................             52                57
                    Government National Mortgage Association 10.50% 2016-2019............            388               432
                    Government National Mortgage Association 11.00% 2019.................             90               101
                    Government National Mortgage Association 11.50% 2010-2015............             20                23
                                                                                                              --------------
                                                                                                                    37,420
                                                                                                              --------------
                    INDUSTRIALS -- 0.6%
                    De Bartolo Capital Corp. Euronotes 8.00% 1996........................            850               862
                                                                                                              --------------
                    MISCELLANEOUS -- 2.9%
                    Columbia University Trustees NY 8.62% 2001...........................          1,500             1,674
                    Columbia University Trustees NY 8.65% 2003...........................          2,000             2,283
                                                                                                              --------------
                                                                                                                     3,957
                                                                                                              --------------
                    MORTGAGE-RELATED SECURITIES -- 6.1%
                    CMC Securities Corp. 6.50% 2008......................................          2,801             2,695
                    Merrill Lynch Mortgage Investors, Inc. 6.85% 2015*...................            500               506
                    Morgan (J.P.) Commercial Mortgage Finance Corp. 7.35% 2010*..........          1,000             1,059
                    Prudential Home Mortgage Corp. 7.50% 2022............................          4,000             4,012
                                                                                                              --------------
                                                                                                                     8,272
                                                                                                              --------------

                                                           ---------------------

                                                                                              PRINCIPAL
                                                                                                AMOUNT            VALUE
                    BONDS & NOTES (continued)                                               (IN THOUSANDS)    (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------

                    NON-U.S. GOVERNMENT OBLIGATIONS -- 2.5%
                    Ontario Province Canada 15.25% 2012..................................     $    1,000        $    1,207
                    Ontario Province Canada 15.75% 2012..................................          1,800             2,111
                                                                                                              --------------
                                                                                                                     3,318
                                                                                                              --------------
                    UNITED STATES TREASURY -- 41.0%
                    8.75% Bonds 2008.....................................................          2,000             2,355
                    8.88% Bonds 2017.....................................................         13,700            17,949
                    10.38% Bonds 2009....................................................          4,500             5,882
                    10.38% Bonds 2012....................................................         10,500            14,323
                    10.75% Bonds 2003....................................................          3,750             4,880
                    11.25% Bonds 2015....................................................            500               785
                    12.00% Bonds 2013....................................................          6,000             9,118
                                                                                                              --------------
                                                                                                                    55,292
                                                                                                              --------------
                    TOTAL INVESTMENT SECURITIES (cost: $124,971).........................                          129,257
                                                                                                              --------------
                    SHORT-TERM SECURITIES -- 0.7%
                    --------------------------------------------------------------------------------------------------------
                    CORPORATE SHORT-TERM NOTES -- 0.7%
                    Associates Corp. of North America 5.89% due 12/01/95 (cost: $906)....            906               906
                                                                                                              --------------
                    TOTAL INVESTMENTS --
                      (cost: $125,877)                                               96.5%                           130,163
                    Other assets less liabilities --                                  3.5                              4,775
                                                                                   ------                     --------------
                    NET ASSETS --                                                  100.0%                         $  134,938
                                                                                   ------                     ==============

              -----------------------------

              ++ Pass-through securities are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than stated maturity.

              *   Fair value determined by Trustees

              (1) Represents a zero-coupon bond which will convert to an interest-bearing security at a later date

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR PATHWAY FUND
    CASH MANAGEMENT SERIES             INVESTMENT PORTFOLIO -- NOVEMBER 30, 1995

                                                                                              PRINCIPAL
                                                                                                AMOUNT            VALUE
                    SHORT-TERM SECURITIES -- 101.7%                                         (IN THOUSANDS)    (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    CORPORATE SHORT-TERM NOTES -- 84.9%
                    Albertson's, Inc. 5.72% due 1/05/96..................................     $    1,000        $      994
                    Ameritech Corp. 5.69% due 12/07/95...................................          2,000             1,998
                    Anheuser - Busch Cos., Inc. 5.67% due 12/04/95.......................          2,700             2,699
                    Beneficial Corp. 5.70% due 12/07/95..................................          3,300             3,297
                    CIT Group Holdings, Inc. 5.70% due 12/14/95..........................          4,000             3,992
                    Coca-Cola Co. 5.66% due 12/15/95.....................................          3,500             3,492
                    Commercial Credit Co. 5.72% due 12/21/95.............................          4,400             4,386
                    Deere (John) Capital Corp. 5.70% due 1/11/96.........................          4,000             3,974
                    du Pont (E.I.) de Nemours & Co. 5.67% due 12/05/95...................          3,200             3,198
                    Emerson Electric Co. 5.65% due 12/12/95..............................          4,000             3,993
                    Ford Motor Credit Co. 5.73% due 1/02/96..............................          3,200             3,184
                    General Electric Capital Corp. 5.71% due 1/17/96.....................          3,100             3,077
                    Kimberly-Clark Corp. 5.68% due 12/22/95..............................          4,000             3,987
                    McDonald's Corp. 5.69% due 12/11/95..................................          2,800             2,796
                    Motorola, Inc. 5.69% due 12/05/95....................................          4,000             3,998
                    Nordstrom Credit, Inc. 5.69% due 12/11/95............................          4,200             4,193
                    Paccar Financial Corp. 5.71% due 12/08/95............................          4,100             4,095
                    Penney (J.C.) Funding Corp. 5.70% due 12/06/95.......................          3,000             2,998
                    PepsiCo, Inc. 5.68% due 12/08/95.....................................          4,500             4,495
                    Raytheon Co. 5.70% due 12/04/95......................................          1,900             1,899
                    Sara Lee Corp. 5.68% due 12/06/95....................................          2,300             2,298
                    Sara Lee Corp. 5.68% due 12/29/95....................................          1,000               996
                    Shell Oil Co. 5.69% due 12/13/95.....................................          4,000             3,992
                    Southwestern Bell Telephone Co. 5.68% due 12/04/95...................          2,400             2,399
                    Toys R Us, Inc. 5.70% due 12/01/95...................................          1,800             1,800
                    Weyerhaeuser Co. 5.72% due 1/02/96...................................          3,500             3,482
                    Xerox Corp. 5.67% due 1/08/96........................................          4,000             3,976
                                                                                                              --------------
                    TOTAL CORPORATE SHORT-TERM NOTES (cost: $85,688).....................                           85,688
                                                                                                              --------------
                    FEDERAL AGENCY OBLIGATIONS -- 16.8%
                    Federal Farm Credit Bank Discount Note 5.65% due 12/18/95............          2,300             2,294
                    Federal Home Loan Bank Consolidated Discount Note 5.66%
                      due 12/19/95.......................................................          3,100             3,091
                    Federal Home Loan Bank Consolidated Discount Note 5.68%
                      due 12/26/95.......................................................          3,300             3,287
                    Federal Home Loan Mortgage Discount Note 5.68% due 12/20/95..........          3,700             3,689
                    Federal Home Loan Mortgage Discount Note 5.70% due 12/26/95..........          3,200             3,187
                    Federal National Mortgage Association Discount Note 5.65%
                      due 12/28/95.......................................................          1,400             1,394
                                                                                                              --------------
                    TOTAL FEDERAL AGENCY OBLIGATIONS (cost: $16,942).....................                           16,942
                                                                                                              --------------
                    TOTAL SHORT-TERM SECURITIES (cost: $102,630).........................                          102,630
                                                                                                              --------------
                    TOTAL INVESTMENTS --
                      (cost: $102,630)                                              101.7%                         102,630
                    Liabilities in excess of other assets --                         (1.7)                          (1,758)
                                                                                   ------                     --------------
                    NET ASSETS --                                                   100.0%                      $  100,872
                                                                                   ------                     ==============

                      See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR PATHWAY FUND
    STATEMENT OF ASSETS AND LIABILITIES
    FOR THE YEAR ENDED NOVEMBER 30, 1995

   (DOLLARS AND SHARES IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                                                               ASSET          HIGH-YIELD
                                              GROWTH       INTERNATIONAL GROWTH-INCOME      ALLOCATION           BOND
                                              SERIES        SERIES          SERIES            SERIES            SERIES
    ----------------------------------------------------------------------------------------------------------------------
    ASSETS:
    Investment securities at value*........  $779,941      $209,049        $ 796,802         $ 140,660         $ 134,546
    Short-term securities*.................   112,120        17,887           79,019            12,032             9,096
    Money market accounts..................        90           121              113               108               166
    Cash...................................     1,974            22              348                21               815
    Foreign cash...........................        --           196               --                --                --
    Receivables for--
      Sales of investments.................     6,299           172            4,203               551               381
      Dividends and accrued interest.......       323           832            2,223               888             2,598
      Fund shares sold.....................       438         1,880              363                54                87
      Foreign currency contracts...........        --           255               --                --                --
    Prepaid expenses.......................         2             1                3                --                 1
                                             -----------------------------------------------------------------------------
                                              901,187       230,415          883,074           154,314           147,690
                                             -----------------------------------------------------------------------------
    LIABILITIES:
    Payables for--
      Purchases of investments.............     2,823         1,579               83               500               496
      Fund shares redeemed.................       562           116              331                99               500
      Advisory fees........................       218           110              214                39                37
      Management fees......................       146            44              142                26                25
      Foreign currency contracts...........        --           255               --                --                --
    Other accrued expenses.................       163           175              161                42                42
    Unrealized depreciation of foreign
      currency contracts...................        --             2               --                --                --
                                             -----------------------------------------------------------------------------
                                                3,912         2,281              931               706             1,100
                                             -----------------------------------------------------------------------------
    NET ASSETS:............................  $897,275      $228,134        $ 882,143         $ 153,608         $ 146,590
                                             =============================================================================
    Shares of beneficial interest
      outstanding (unlimited shares
      authorized)..........................    20,627        16,407           27,885            10,057            10,773
    Net asset value per share..............  $  43.50      $  13.90        $   31.64         $   15.27         $   13.61
                                             =============================================================================
    COMPOSITION OF NET ASSETS:
    Capital paid in........................  $469,053      $180,960        $ 572,505         $ 113,168         $ 134,418
    Accumulated undistributed net
      investment income....................     5,493         7,246           20,687             5,977            13,964
    Accumulated undistributed net realized
      gain (loss) on investments, futures
      contracts and options contracts......   120,611         4,971           55,709            10,943            (3,535)
    Unrealized appreciation on
      investments..........................   302,118        34,957          233,242            23,520             1,743
                                             -----------------------------------------------------------------------------
        Net Assets.........................  $897,275      $228,134        $ 882,143         $ 153,608         $ 146,590
                                             =============================================================================

                                                 U.S.
                                              GOVERNMENT
                                               AAA-RATED           CASH
                                              SECURITIES        MANAGEMENT
                                                SERIES            SERIES
    ------------------------------------------------------------------------
    ASSETS:
    Investment securities at value*........    $ 129,257         $      --
    Short-term securities*.................          906           102,630
    Money market accounts..................          100                84
    Cash...................................            1                 1
    Foreign cash...........................           --                --
    Receivables for--
      Sales of investments.................        3,377                --
      Dividends and accrued interest.......        1,459                --
      Fund shares sold.....................           14               454
      Foreign currency contracts...........           --                --
    Prepaid expenses.......................           --                 1
                                              ----------------------------
                                                 135,114           103,170
                                              ----------------------------
    LIABILITIES:
    Payables for--
      Purchases of investments.............           --                --
      Fund shares redeemed.................           77             2,209
      Advisory fees........................           35                32
      Management fees......................           23                21
      Foreign currency contracts...........           --                --
    Other accrued expenses.................           41                36
    Unrealized depreciation of foreign
      currency contracts...................           --                --
                                              ----------------------------
                                                     176             2,298
                                              ----------------------------
    NET ASSETS:............................    $ 134,938         $ 100,872
                                              ============================
    Shares of beneficial interest
      outstanding (unlimited shares
      authorized)..........................       11,262             8,662
    Net asset value per share..............    $   11.98         $   11.65
                                              ============================
    COMPOSITION OF NET ASSETS:
    Capital paid in........................    $ 121,310         $  93,359
    Accumulated undistributed net
      investment income....................       11,152             7,513
    Accumulated undistributed net realized
      gain (loss) on investments, futures
      contracts and options contracts......       (1,810)               --
    Unrealized appreciation on
      investments..........................        4,286                --
                                              ----------------------------
        Net Assets.........................    $ 134,938         $ 100,872
                                              ============================

---------------

    *  Cost
       Investment Securities...............  $477,823      $174,092      $   563,560       $    117,140      $    132,803
                                             ===================================================================================
       Short-term Securities...............  $112,120      $ 17,887        $  79,019         $  12,032         $   9,096
                                             ===================================================================================

    *  Cost
       Investment Securities...............  $    124,971      $         --
                                             ------------------------------
       Short-term Securities...............    $     906          $ 102,630
                                             ==============================

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR PATHWAY FUND
    STATEMENT OF OPERATIONS
    FOR THE YEAR ENDED NOVEMBER 30, 1995

    (DOLLARS AND SHARES IN THOUSANDS)

                                                                                                                           U.S.
                                                                                                                        GOVERNMENT/
                                                                                            ASSET        HIGH-YIELD     AAA-RATED
                                               GROWTH       INTERNATIONAL  GROWTH-INCOME  ALLOCATION        BOND        SECURITIES
                                               SERIES         SERIES         SERIES         SERIES         SERIES         SERIES
    ------------------------------------------------------------------------------------------------------------------------------
    NET INVESTMENT INCOME:
    Income:
      Dividends*...........................  $   4,980       $  5,326      $  20,582       $  3,073       $     --       $     --
      Interest.............................      4,897          1,767          4,651          3,762         14,669         11,625
                                             -------------------------------------------------------------------------------------
             Total income..................      9,877          7,093         25,233          6,835         14,669         11,625
                                             -------------------------------------------------------------------------------------
    Expenses:
      Advisory fees........................      2,484          1,419          2,478            461            447            449
      Management fees......................      1,656            567          1,652            307            298            300
      Custodian fees.......................        265            461            267             78             75             75
      Auditing and legal fees..............         78             25             73             16             16             15
      Reports to investors.................         30              6             28              5              5              5
      Trustees' fees.......................         17              5             17              3              3              3
      Other expenses.......................         23              6             25              5              4              5
                                             -------------------------------------------------------------------------------------
             Total expenses................      4,553          2,489          4,540            875            848            852
                                             -------------------------------------------------------------------------------------
      Net investment income................      5,324          4,604         20,693          5,960         13,821         10,773
                                             -------------------------------------------------------------------------------------
    REALIZED AND UNREALIZED GAIN (LOSS) ON
      INVESTMENTS AND FOREIGN CURRENCIES:
    Net realized gain (loss) on
      investments..........................    120,927          7,678         55,815         11,006         (2,317)        (1,413)
    Net realized foreign exchange gain on
      other assets and liabilities.........        174             (2)            --             --             --             --
    Change in unrealized appreciation/
      depreciation of investments..........    134,125         12,035        160,433         22,856         13,271         11,975
    Change in unrealized foreign exchange
      gain (loss) on other assets and
      liabilities..........................         --             (9)            --             --             --             --
                                             -------------------------------------------------------------------------------------
    Net realized and unrealized gain on
      investments, foreign currency and
      other assets and liabilities.........    255,226         19,702        216,248         33,862         10,954         10,562
                                             -------------------------------------------------------------------------------------
    NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS......................  $ 260,550       $ 24,306      $ 236,941       $ 39,822       $ 24,775       $ 21,335
                                               ===================================================================================


                                                CASH
                                             MANAGEMENT
                                               SERIES
                                             -----------
    NET INVESTMENT INCOME:
    Income:
      Dividends*...........................   $     --
      Interest.............................      8,338
                                              --------
             Total income..................      8,338
                                              --------
    Expenses:
      Advisory fees........................        442
      Management fees......................        295
      Custodian fees.......................         57
      Auditing and legal fees..............         16
      Reports to investors.................          3
      Trustees' fees.......................          3
      Other expenses.......................          6
                                              --------
             Total expenses................        822
                                              --------
      Net investment income................      7,516
                                              --------

    REALIZED AND UNREALIZED GAIN (LOSS) ON
      INVESTMENTS AND FOREIGN CURRENCIES:
    Net realized gain (loss) on
      investments..........................          1
    Net realized foreign exchange gain on
      other assets and liabilities.........         --
    Change in unrealized appreciation/
      depreciation of investments..........         --
    Change in unrealized foreign exchange
      gain (loss) on other assets and
      liabilities..........................         --
                                              --------
    Net realized and unrealized gain on
      investments, foreign currency and
      other assets and liabilities.........          1
                                              --------
    NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS......................   $  7,517
                                              ========


---------------

    * Net of foreign withholding taxes of $28; $861; $121 and $8 on Growth, International, Growth-Income and Asset Allocation Series, respectively.

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR PATHWAY FUND
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED NOVEMBER 30, 1995

    (DOLLARS AND SHARES IN THOUSANDS)

                                                                                                                           U.S.
                                                                                                                        GOVERNMENT/
                                                                                            ASSET        HIGH-YIELD     AAA-RATED
                                               GROWTH       INTERNATIONAL  GROWTH-INCOME  ALLOCATION        BOND        SECURITIES
                                               SERIES         SERIES         SERIES         SERIES         SERIES         SERIES
    ------------------------------------------------------------------------------------------------------------------------------
    OPERATIONS:
    Net investment income..................  $   5,324      $   4,604      $  20,693      $   5,960      $  13,821      $  10,773
    Net realized gain (loss) on
      investments..........................    120,927          7,678         55,815         11,006         (2,317)        (1,413)
    Net realized foreign exchange gain on
      other assets and liabilities.........        174             (2)            --             --             --             --
    Change in unrealized appreciation/
      depreciation of investments..........    134,125         12,035        160,433         22,856         13,271         11,975
    Change in unrealized foreign exchange
      gain (loss) on other assets and
      liabilities..........................         --             (9)            --             --             --             --
                                             -------------------------------------------------------------------------------------
    Net increase in net assets resulting
      from operations......................    260,550         24,306        236,941         39,822         24,775         21,335
                                             -------------------------------------------------------------------------------------
    DIVIDENDS AND DISTRIBUTIONS
      PAID TO SHAREHOLDERS:
    Dividends from net investment income...     (4,130)        (4,020)       (20,910)        (7,070)       (15,715)       (14,600)
    Distributions from net realized gains
      on investments.......................    (53,955)        (8,900)       (61,645)        (3,970)        (1,315)          (730)
                                             -------------------------------------------------------------------------------------
    Total dividends and distributions paid
      to shareholders......................    (58,085)       (12,920)       (82,555)       (11,040)       (17,030)       (15,330)
                                             -------------------------------------------------------------------------------------
    CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold..............    264,548         86,003         84,337         15,947         66,944         33,236
    Proceeds from shares issued for
      reinvestment of dividends and
      distributions........................     58,085         12,920         82,555         11,040         17,030         15,330
    Cost of shares repurchased.............   (340,425)      (141,673)      (205,106)       (44,839)       (72,596)       (69,001)
                                             -------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from capital share
      transactions.........................    (17,792)       (42,750)       (38,214)       (17,852)        11,378        (20,435)
                                             -------------------------------------------------------------------------------------
    TOTAL INCREASE (DECREASE) IN NET
      ASSETS...............................    184,673        (31,364)       116,172         10,930         19,123        (14,430)
    NET ASSETS:
    Beginning of period....................    712,602        259,498        765,971        142,678        127,467        149,368
                                             -------------------------------------------------------------------------------------
    End of period..........................  $ 897,275      $ 228,134      $ 882,143      $ 153,608      $ 146,590      $ 134,938
                                               ===================================================================================


                                                CASH
                                             MANAGEMENT
                                               SERIES
                                             ----------
    OPERATIONS:
    Net investment income..................  $   7,516
    Net realized gain (loss) on
      investments..........................          1
    Net realized foreign exchange gain on
      other assets and liabilities.........         --
    Change in unrealized appreciation/
      depreciation of investments..........         --
    Change in unrealized foreign exchange
      gain (loss) on other assets and
      liabilities..........................         --
                                             ---------
    Net increase in net assets resulting
      from operations......................      7,517
                                             ---------
    DIVIDENDS AND DISTRIBUTIONS
      PAID TO SHAREHOLDERS:
    Dividends from net investment income...     (6,355)
    Distributions from net realized gains
      on investments.......................         (1)
                                             ---------
    Total dividends and distributions paid
      to shareholders......................     (6,356)
                                             ---------
    CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold..............    320,102
    Proceeds from shares issued for
      reinvestment of dividends and
      distributions........................      6,356
    Cost of shares repurchased.............   (413,143)
                                             ---------
    Net increase (decrease) in net assets
      resulting from capital share
      transactions.........................    (86,685)
                                             ---------
    TOTAL INCREASE (DECREASE) IN NET
      ASSETS...............................    (85,524)
    NET ASSETS:
    Beginning of period....................    186,396
                                             ---------
    End of period..........................  $ 100,872
                                             =========

---------------

    Undistributed net investment income....  $   5,493      $   7,246      $  20,687      $   5,977      $  13,964      $  11,152
                                               ===================================================================================
    Shares issued and repurchased:
      Sold.................................      6,919          6,506          2,970          1,155          5,131          2,849
      Issued in reinvestment of dividends
        and distributions..................      1,644          1,073          3,211            864          1,415          1,406
      Repurchased..........................     (8,845)       (10,739)        (7,247)        (3,268)        (5,539)        (5,944)
                                             -------------------------------------------------------------------------------------
    Net increase (decrease)................       (282)        (3,160)        (1,066)        (1,249)         1,007         (1,689)
                                               ===================================================================================

    Undistributed net investment income....  $   7,513
                                             =========
    Shares issued and repurchased:
      Sold.................................     27,835
      Issued in reinvestment of dividends
        and distributions..................        566
      Repurchased..........................    (35,988)
                                             ---------
    Net increase (decrease)................     (7,587)
                                             =========

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR PATHWAY FUND
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED NOVEMBER 30, 1994

    (DOLLARS AND SHARES IN THOUSANDS)

                                                                                                                           U.S.
                                                                                                                        GOVERNMENT/
                                                                                            ASSET        HIGH-YIELD     AAA-RATED
                                               GROWTH       INTERNATIONAL  GROWTH-INCOME  ALLOCATION        BOND        SECURITIES
                                               SERIES         SERIES         SERIES         SERIES         SERIES         SERIES
    ------------------------------------------------------------------------------------------------------------------------------
    OPERATIONS:
    Net investment income..................  $   4,125      $   4,121      $  20,905      $   7,058      $  13,997      $  13,948
    Net realized gain on investments.......     53,538          8,885         62,736          3,965          1,530          1,272
    Net realized foreign exchange gain
      (loss) on other assets and
      liabilities..........................          1           (122)            --             --             --             --
    Change in unrealized appreciation/
      depreciation of investments..........    (34,726)         1,677        (66,898)       (12,165)       (22,236)       (23,321)
    Change in unrealized foreign exchange
      gain/loss on other assets and
      liabilities..........................         --             20             --             --             --             --
                                             -------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations............     22,938         14,581         16,743         (1,142)        (6,709)        (8,101)
                                             -------------------------------------------------------------------------------------
    DIVIDENDS AND DISTRIBUTIONS PAID TO
      SHAREHOLDERS:
    Dividends from net investment income...     (5,158)        (2,114)       (22,182)        (7,396)       (15,525)       (17,308)
    Distributions from net realized gain on
      investments..........................    (55,961)        (4,015)       (45,504)        (3,647)        (5,104)        (2,648)
                                             -------------------------------------------------------------------------------------
    Total dividends and distributions paid
      to shareholders......................    (61,119)        (6,129)       (67,686)       (11,043)       (20,629)       (19,956)
                                             -------------------------------------------------------------------------------------
    CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold..............    321,883        186,172         70,827         17,351         65,501         35,571
    Proceeds from shares issued for
      reinvestment of dividends and
      distributions........................     61,119          6,129         67,686         11,043         20,629         19,956
    Cost of shares repurchased.............   (367,619)      (133,417)      (184,315)       (40,086)      (121,840)      (106,671)
                                             -------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from capital share
      transactions.........................     15,383         58,884        (45,802)       (11,692)       (35,710)       (51,144)
                                             -------------------------------------------------------------------------------------
    TOTAL INCREASE (DECREASE) IN NET
      ASSETS...............................    (22,798)        67,336        (96,745)       (23,877)       (63,048)       (79,201)
    NET ASSETS:
    Beginning of year......................    735,400        192,162        862,716        166,555        190,515        228,569
                                             -------------------------------------------------------------------------------------
    End of year............................  $ 712,602      $ 259,498      $ 765,971      $ 142,678      $ 127,467      $ 149,368
                                             =====================================================================================


                                                CASH
                                             MANAGEMENT
                                               SERIES
                                             ----------
    OPERATIONS:
    Net investment income..................  $   6,352
    Net realized gain on investments.......         --
    Net realized foreign exchange gain
      (loss) on other assets and
      liabilities..........................         --
    Change in unrealized appreciation/
      depreciation of investments..........         --
    Change in unrealized foreign exchange
      gain/loss on other assets and
      liabilities..........................         --
                                             ---------
    Net increase (decrease) in net assets
      resulting from operations............      6,352
                                             ---------
    DIVIDENDS AND DISTRIBUTIONS PAID TO
      SHAREHOLDERS:
    Dividends from net investment income...     (4,276)
    Distributions from net realized gain on
      investments..........................         (1)
                                             ---------
    Total dividends and distributions paid
      to shareholders......................     (4,277)
                                             ---------
    CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold..............    452,279
    Proceeds from shares issued for
      reinvestment of dividends and
      distributions........................      4,277
    Cost of shares repurchased.............   (464,619)
                                             ---------
    Net increase (decrease) in net assets
      resulting from capital share
      transactions.........................     (8,063)
                                             ---------
    TOTAL INCREASE (DECREASE) IN NET
      ASSETS...............................     (5,988)
    NET ASSETS:
    Beginning of year......................    192,384
                                             ---------
    End of year............................  $ 186,396
                                             =========

---------------

    Undistributed net investment income....  $   4,125      $   4,015      $  20,904      $   7,061      $  15,708      $  14,593
                                             ====================================================================================
    Shares issued and repurchased:
      Sold.................................      9,225         13,759          2,592          1,316          4,635          2,832
      Issued in reinvestment of dividends
        and distributions..................      1,770            465          2,579            870          1,506          1,689
      Repurchased..........................    (10,651)        (9,939)        (6,775)        (3,075)        (8,535)        (8,703)
                                             -------------------------------------------------------------------------------------
    Net increase (decrease)................        344          4,285         (1,604)          (889)        (2,394)        (4,182)
                                             =====================================================================================

    Undistributed net investment income....  $   6,351
    Shares issued and repurchased:
      Sold.................................     39,918
      Issued in reinvestment of dividends
        and distributions..................        383
      Repurchased..........................    (40,923)
                                             ---------
    Net increase (decrease)................       (622)
                                             =========

    See Notes to Financial Statements

                                                           ---------------------

---------------------

ANCHOR PATHWAY FUND
NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION: Anchor Pathway Fund (the "Fund") is an entity of the type commonly known as a Massachusetts Business Trust. Its Agreement and Declaration of Trust permits the issuance of an unlimited number of shares ($.01 par value per share) of beneficial interest in seven separate series, with shares of each series representing an interest in a separate portfolio of assets and operating as a distinct fund. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Shares of the Fund are offered only to Variable Separate Accounts, a separate account of Anchor National Life Insurance Company which offers annuity contracts.

  In the opinion of management of the Fund, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Funds at November 30, 1995, and the results of its operations, the changes in its net assets and financial highlights for the periods then ended.

2. SIGNIFICANT ACCOUNTING POLICIES: Following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS: Stocks are stated at value based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Nonconvertible bonds, debentures, and other long-term debt securities are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. Short-term securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and ask prices. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Trustees.

FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at published rates on the following basis:

  (i) market value of investment securities, other assets and liabilities -- at the prevailing rate of exchange at the valuation date.

  (ii) purchases and sales of investment securities, income and expenses -- at the rate of exchange prevailing on the respective dates of such transactions.

  Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar.

  The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

  Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include realized foreign exchange gains and losses from currency gains or losses realized between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends, discount and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

                                                           ---------------------

SECURITIES TRANSACTIONS, DIVIDENDS, INVESTMENT INCOME AND EXPENSES: As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. The Fund does not amortize premiums or accrete discounts on fixed income securities, other than short-term securities, except those original issue discounts for which amortization is required for federal income tax purposes; gains and losses realized upon the sale of such securities are based on their identified cost.

  Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates.

  Common expenses incurred by the Fund are allocated among the series based upon relative net assets. In all other respects, expenses are charged to each series as incurred on a specific identification basis.

  The Fund records dividends and distributions to its shareholders on the ex-dividend date.

STATEMENT OF POSITION 93-2: In accordance with the requirements of Statement of Position 93-2 Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies, permanent book-tax differences relating to shareholder distributions have been reclassified to paid-in-capital. Accordingly, the amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in capital. Net investment income/loss, net realized gain/loss, and net assets were not affected by this change.

  For the year ended November 30, 1995, the reclassification arising from book/tax differences resulted in increases (decreases) to the components of net assets as follows, (dollars in thousands):

                                                                                    ACCUMULATED       ACCUMULATED
                                                                                   UNDISTRIBUTED     UNDISTRIBUTED       PAID
                                                                                   NET REALIZED      NET INVESTMENT       IN
                                                                                     GAIN/LOSS        INCOME/LOSS       CAPITAL
                                                                                   --------------------------------------------
    Growth Series..............................................................       $  (434)           $  174          $  260
    International Series.......................................................        (2,648)            2,647               1
    Growth-Income Series.......................................................           172                --            (172)
    Asset Allocation Series....................................................           (26)               26              --
    High-Yield Bond Series.....................................................          (150)              150              --
    U.S. Government/AAA-Rated Securities Series................................          (387)              386               1
    Cash Management Series.....................................................            (1)                1              --

3. FEDERAL INCOME TAXES: It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required.

  Capital losses incurred after October 31 within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. Accordingly, U.S. Government/AAA-Rated Securities Series, High-Yield Bond Series and Cash Management Series incurred and will elect to defer net capital losses of $317,498, $1,130,613 and $172 to the taxable year ended November 30, 1996. To the extent these losses are used to offset future gains, it is probable that the gains so offset will not be distributed.

  At November 30, 1995 U.S. Government/AAA-Rated Securities Series and High Yield Bond Series had net capital loss carryforwards of $1,491,040 and $2,405,184 which are available to the extent provided in regulations to offset future capital gains and will expire in 2003. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

                                                           ---------------------

  The amounts of aggregate unrealized gain (loss) and the cost of investment securities, including short-term securities at November 30, 1995 were as follows (dollars in thousands):

                                                                                                    UNREALIZED
                                                                          AGGREGATE    AGGREGATE      GAIN
                                                                          UNREALIZED   UNREALIZED    (LOSS)      COST OF
                                                                            GAIN        (LOSS)        NET        INVESTMENTS
                                                                         ---------------------------------------------------
    Growth Series......................................................   $321,568     $(19,450)    $302,118     $589,196
    International Series...............................................     47,129      (12,173)      34,956      191,980
    Growth-Income Series...............................................    244,006      (11,387)     232,619      643,202
    Asset Allocation Series............................................     24,193         (673)      23,520      129,172
    High-Yield Bond Series.............................................      4,272       (2,528)       1,744      141,898
    U.S. Government/AAA-Rated Securities Series........................      5,482         (923)       4,559      125,604
    Cash Management Series.............................................         --           --           --      102,630

4. BUSINESS MANAGER AND INVESTMENT ADVISER: Anchor Investment Adviser, Inc. (the "Business Manager"), an indirect wholly owned subsidiary of Anchor National Life Insurance Company, pursuant to a business management agreement, manages the business affairs and the administration of the Fund. For these services, the Business Manager receives a monthly fee which is accrued daily based on the average net assets of each series of the Fund. Except for the International Series, the business manager fee accrues at the annual rate of .24% on that portion of each series' average daily net assets not exceeding $30,000,000 and
 .20% on that portion of the series' average daily net assets in excess of $30,000,000. The business manager fee for the International Series accrues at the annual rate of .24% on the series' average daily net assets.

  Advisory fees paid to Capital Research and Management Company (the "Investment Adviser") are based on the net assets of each series at the following annual rates: .36% on that portion of each series' (except for the International Series) average daily net assets not exceeding $30,000,000 and .30% on that portion of the series' average net assets in excess of $30,000,000. The advisory fee for the International Series accrues at the annual rate of .66% on that portion of the series' average daily net assets not exceeding $60,000,000 and
 .58% on that portion of the series' average daily net assets in excess of $60,000,000.

  The Fund pays no salaries or compensation to any of its officers, all of whom are officers or employees of SunAmerica Asset Management Corp., an affiliate of the Business Manager, or SunAmerica Inc., the ultimate parent of the Business Manager.

  An annual fee of $13,000, plus expenses, is paid to each non-interested Trustee for attendance at meetings of the Trustees. The interested Trustees receive no remuneration from the Fund.

5. PURCHASES AND SALES OF SECURITIES: Information with respect to purchases and sales of long-term securities (dollars in thousands) for the year ended November 30, 1995, was as follows:

                                                                                                               U.S.
                                                                                                            GOVERNMENT/
                                                                                      ASSET                  AAA-RATED       CASH
                                                GROWTH  INTERNATIONAL GROWTH-INCOME ALLOCATION  HIGH-YIELD   SECURITIES   MANAGEMENT
                                                SERIES      SERIES       SERIES       SERIES   BOND SERIES     SERIES       SERIES
                                               -------------------------------------------------------------------------------------
    Purchases of portfolio securities........  $175,329    $35,003     $ 139,301      $71,686    $46,187       $59,362     $    --
    Sales of portfolio securities............   288,504     67,649       248,677       95,368     41,465        75,409          --
    U.S. government securities included above
      were as follows:
    Purchases of U.S. government
      securities.............................        --         --            --        7,633     10,681        56,837          --
    Sales of U.S. government securities......     3,039         --            --        7,544     11,086        55,853          --

                                                           ---------------------

---------------------

ANCHOR PATHWAY FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                           NET REALIZED        TOTAL        DIVIDENDS       DIVIDENDS
             NET ASSET        NET          & UNREALIZED         FROM         DECLARED       FROM NET       NET ASSET
               VALUE        INVEST-        GAIN (LOSS)        INVEST-        FROM NET       REALIZED         VALUE
 PERIOD      BEGINNING        MENT              ON              MENT        INVESTMENT       GAIN ON        END OF       TOTAL
 ENDED       OF PERIOD       INCOME        INVESTMENTS       OPERATIONS       INCOME       INVESTMENTS      PERIOD       RETURN
-------------------------------------------------------------------------------------------------------------------------------
                                                         Growth Series
11/30/91      $  21.01       $ 0.37           $ 5.25           $ 5.62         $(0.77)        $ (0.29)       $  25.57     26.80%
11/30/92         25.57         0.23             5.21             5.44          (0.01)          (0.04)          30.96      21.29
11/30/93         30.96         0.24@            5.32             5.56          (0.23)          (0.53)          35.76      18.26
11/30/94         35.76         0.19@            1.04             1.23          (0.25)          (2.66)          34.08       3.33
11/30/95         34.08         0.25@           12.02            12.27          (0.20)          (2.65)          43.50      37.93
                                                     International Series
11/30/91          9.68         0.16             0.38             0.54          (0.09)             --           10.13       5.59
11/30/92         10.13         0.15            (0.12)            0.03          (0.14)          (0.02)          10.00       0.31
11/30/93         10.00         0.18@            2.54             2.72          (0.14)          (0.01)          12.57      27.41
11/30/94         12.57         0.22@            0.81             1.03          (0.12)          (0.22)          13.26       8.17
11/30/95         13.26         0.26@            1.11             1.37          (0.23)          (0.50)          13.90      11.18
                                                     Growth-Income Series
11/30/91         20.71         0.73             3.62             4.35          (0.87)          (0.40)          23.79      21.14
11/30/92         23.79         0.64             3.12             3.76          (0.72)          (0.58)          26.25      16.02
11/30/93         26.25         0.71@            2.44             3.15          (0.63)          (0.54)          28.23      12.34
11/30/94         28.23         0.69@           (0.14)            0.55          (0.76)          (1.56)          26.46       2.00
11/30/95         26.46         0.71@            7.46             8.17          (0.76)          (2.23)          31.64      33.47
                                                    Asset Allocation Series
11/30/91         10.62         0.56             1.32             1.88          (0.60)          (0.02)          11.88      18.66
11/30/92         11.88         0.50             1.10             1.60          (0.53)          (0.05)          12.90      13.80
11/30/93         12.90         0.63@            0.72             1.35          (0.46)          (0.13)          13.66      10.76
11/30/94         13.66         0.58@           (0.69)           (0.11)         (0.62)          (0.31)          12.62      (0.84)
11/30/95         12.62         0.55@            3.16             3.71          (0.68)          (0.38)          15.27      31.01
                                                    High-Yield Bond Series
11/30/91         12.08         1.19             2.16             3.35          (1.52)             --           13.91      29.25
11/30/92         13.91         1.20             0.65             1.85          (1.16)             --           14.60      14.06
11/30/93         14.60         1.27@            1.02             2.29          (1.22)             --           15.67      16.44
11/30/94         15.67         1.24@           (1.88)           (0.64)         (1.49)          (0.49)          13.05      (4.70)
11/30/95         13.05         1.26@            0.99             2.25          (1.56)          (0.13)          13.61      18.97
                                          U.S. Government/AAA-Rated Securities Series
11/30/91         11.78         0.74             0.78             1.52          (0.81)             --           12.49      13.59
11/30/92         12.49         0.85             0.31             1.16          (0.78)             --           12.87       9.84
11/30/93         12.87         0.95@            0.61             1.56          (0.91)          (0.18)          13.34      12.58
11/30/94         13.34         0.90@           (1.43)           (0.53)         (1.11)          (0.17)          11.53      (4.17)
11/30/95         11.53         0.86@            0.85             1.71          (1.20)          (0.06)          11.98      15.95
                                                    Cash Management Series
11/30/91         11.78         0.60             0.07             0.67          (0.57)             --           11.88       5.85
11/30/92         11.88         0.40            (0.03)            0.37          (0.75)             --           11.50       3.26
11/30/93         11.50         0.29@              --             0.29          (0.39)             --           11.40       2.57
11/30/94         11.40         0.40@              --             0.40          (0.33)             --           11.47       3.56
11/30/95         11.47         0.61@            0.01             0.62          (0.44)             --           11.65       5.53

            NET                       RATIO OF NET
           ASSETS       RATIO OF       INVESTMENT
           END OF       EXPENSES         INCOME     PORTFOLIO
 PERIOD    PERIOD      TO AVERAGE      TO AVERAGE   TURNOVER
 ENDED    (000'S)      NET ASSETS      NET ASSETS     RATE
-------------------------------------------------------------


11/30/91  $458,719        0.62%            1.51%       12.30%
11/30/92   644,060        0.56             0.88        14.31
11/30/93   735,400        0.55             0.71        21.99
11/30/94   712,602        0.55             0.56        33.79
11/30/95   897,275        0.55             0.65        23.72

11/30/91    50,654        1.40             2.20        14.30
11/30/92    85,919        1.19             1.88        21.04
11/30/93   192,162        1.12             1.62        22.56
11/30/94   259,498        1.04             1.64        21.68
11/30/95   228,134        1.05             1.95        16.79

11/30/91   584,668        0.59             3.45        21.20
11/30/92   777,448        0.56             2.88        18.81
11/30/93   862,716        0.55             2.60        29.22
11/30/94   765,971        0.55             2.54        32.97
11/30/95   882,143        0.55             2.52        18.81

11/30/91    78,271        0.77             5.50        16.50
11/30/92   134,100        0.63             4.84        21.86
11/30/93   166,555        0.60             4.70        22.66
11/30/94   142,678        0.59             4.47        48.53
11/30/95   153,608        0.59             4.04        53.58

11/30/91   117,714        0.69            10.51        24.40
11/30/92   147,951        0.62             9.40        75.27
11/30/93   190,515        0.59             8.43        59.03
11/30/94   127,467        0.59             8.76        44.97
11/30/95   146,590        0.59             9.66        31.64

11/30/91   192,330        0.66             7.96        30.90
11/30/92   230,798        0.59             7.32        47.58
11/30/93   228,569        0.58             7.19         9.14
11/30/94   149,368        0.58             7.42        16.95
11/30/95   134,938        0.59             7.49        43.43

11/30/91   197,942        0.64             5.59           --
11/30/92   203,548        0.61             3.21           --
11/30/93   192,384        0.58             2.59           --
11/30/94   186,396        0.57             3.52           --
11/30/95   100,872        0.58             5.32           --

---------------

@ Calculated based upon average shares outstanding

See Notes to Financial Statements

                                                           ---------------------

---------------------

ANCHOR PATHWAY FUND
REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholder of Anchor Pathway Fund

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Growth Series, the International Series, the Growth-Income Series, the Asset Allocation Series, the High-Yield Bond Series, the U.S. Government/AAA-Rated Securities Series and the Cash Management Series (constituting the Anchor Pathway Fund, hereafter referred to as the "Fund") at November 30, 1995, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

1177 Avenue of the Americas
New York, New York
January 15, 1996

                                                           ---------------------

Growth Series

         Growth Series    S&P 500
         --------------   -------
11/86    13,877           12,773
11/87    13,275           12,164
11/88    16,173           15,000
11/89    24,058           19,629
11/90    21,990           18,925
11/91    27,884           22,786
11/92    33,821           27,008
11/93    39,995           29,731
11/94    41,326           30,031
11/95    57,001           41,155


Growth Series
Average Annual Total Return as of 11/30/95
1-year          37.93%
5-year          20.98%
10-year         19.01%

---------------------

    COMPARISONS: PORTFOLIOS VS. INDEXES

              The following graphs compare the performance of a $10,000 investment in certain of the Anchor Pathway Fund portfolios to a $10,000 investment in a securities index. Each index has been chosen by Capital Research and Management Company (CRMC), the portfolios' money manager, as an appropriate comparison.

              THESE GRAPHS COMPARE THE PERFORMANCE OF THE PORTFOLIOS AT THE ANCHOR PATHWAY FUND LEVEL AND INCLUDE ALL FUND EXPENSES BUT NO INSURANCE COMPANY EXPENSES AND NO CONTINGENT DEFERRED SALES CHARGE. NO EXPENSES ARE DEDUCTED FROM THE PERFORMANCE OF THE INDEXES AND ALL DIVIDENDS ARE ASSUMED TO BE REINVESTED.

              ------------------------------------------------------------------

              The graphs represent past performance, which is not indicative of future results.

                                                           ---------------------

International Series

           International
           Series          MSCI EAFE
           -------------   ---------
11/90       9,680            9,438
11/91      10,221           10,310
11/92      10,252            9,508
11/93      13,062           11,852
11/94      14,129           13,648
11/95      15,709           14,724

International Series
Average Annual Total Return as of 11/30/95
1-year                          11.18%
5-year                          10.17%
10-year                          N/A
Since Inception (5/9/90)         8.43%


              ------------------------------------------------------------------


Growth-Income Series

                Growth-Income
                Series          S&P 500
                -------------   -------
11/86           13,210           12,773
11/87           12,075           12,164
11/88           14,791           15,000
11/89           19,663           19,629
11/90           18,175           18,925
11/91           22,018           22,786
11/92           25,546           27,008
11/93           28,697           29,731
11/94           29,273           30,031
11/95           39,071           41,155


Growth-Income Series
Average Annual Total Return as of 11/30/95

1-year                          33.47%
5-year                          16.54%
10-year                         14.60%

              ------------------------------------------------------------------

              The graphs represent past performance, which is not indicative of future results.

                                                           ---------------------

Asset Allocation Series

                Asset                          Salomon Broad
                Allocation                     Investment
                Series          S&P 500        Grade Bond Index
                ----------      -------        ----------------
11/89           11,000           11,530           11,078
11/90           10,827           11,116           11,926
11/91           12,847           13,384           13,642
11/92           14,619           15,863           14,884
11/93           16,192           17,463           16,522
11/94           16,056           17,639           16,020
11/95           21,035           24,172           18,873

Asset Allocation Series
Average Annual Total Return as of 11/30/95

1-year                          31.01%
5-year                          14.21%
10-year                          N/A
Since Inception (3/31/89)       11.96%

              ------------------------------------------------------------------

High-Yield Bond Series

                                               Salomon Broad
                High-Yield    Salomon          Investment
                Bond Series   High Yield       Grade Bond
                -----------   ----------       -------------

11/86           12,264           11,940          11,852
11/87           12,628           12,375          12,053
11/88           14,637           14,469          13,169
11/89           15,935           14,439          15,042
11/90           15,939           12,991          16,191
11/91           20,601           18,671          18,524
11/92           23,497           22,252          20,210
11/93           27,359           26,826          22,433
11/94           26,073           25,694          21,751
11/95           31,018           32,887          25,623


High-Yield Bond Series
Average Annual Total Return as of 11/30/95
1-year          18.97%
5-year          14.24%
10-year         11.99%

              ------------------------------------------------------------------

              The graphs represent past performance, which is not indicative of future results.

                                                           ---------------------

U.S. Government/AAA-Rated Securities Series

                U.S. Government/
                AAA-Rated             Salomon Brothers
                Securities            Treasury/ Mortgage
                ----------------      ------------------
11/86           12,001                 11,820
11/87           11,620                 12,025
11/88           12,782                 13,084
11/89           14,289                 14,952
11/90           15,310                 16,157
11/91           17,391                 18,405
11/92           19,103                 20,029
11/93           21,506                 22,125
11/94           20,609                 21,492
11/95           23,897                 25,174

U.S. Government/AAA-Rated Securities Series
Average Annual Total Return as of 11/30/95
1-year                  15.95%
5-year                   9.31%
10-year                  9.10%

              ------------------------------------------------------------------

              The graphs represent past performance, which is not indicative of future results.

                                                           ---------------------